Exhibit 99.32

Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (KBRA)	Initial Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Initial Compliance Grade (KBRA)	Initial Overall Grade (Moody's)	Initial Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS)	Final Credit Grade (DBRS)	Final Property Valuation Grade (DBRS)	Final Compliance Grade (DBRS)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Valuation Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (KBRA)	Final Credit Grade (KBRA)	Final Property Valuation Grade (KBRA)	Final Compliance Grade (KBRA)	Final Overall Grade (Moody's)	Final Credit Grade (Moody's)	Final Property Valuation Grade (Moody's)	Final Compliance Grade (Moody's)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Valuation Grade (S&P)	Final Compliance Grade (S&P)
4000012303	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/07/2023	Acknowledged	3497	Credit	Cash to Borrower Exceeds Maximum Allowable	Cash to borrower exceeds maximum allowable. Guideline maximum amount to borrower is: ; Cash to borrower exceeds maximum allowable. Guideline maximum amount to borrower is: Maximum $XXXk, borrower received $XXX at closing.	Change status of 'Cash to Borrower Exceeds Maximum Allowable' from Active to Acknowledged by Client.;
Cash out exceeds the $XXXk maximum per guidelines.  The lender granted an exception, citing the XXX% LTV and verified reserves as compensating factors.; Change status of 'Cash to Borrower Exceeds Maximum Allowable' from Active to Open Rebuttal.;
The lender granted an exception, citing the XXX% LTV and verified reserves as compensating factors.; Change status of 'Cash to Borrower Exceeds Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
The lender granted an exception, citing the XXX% LTV and verified reserves as compensating factors.	06/09/2023	06/09/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
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4000012303	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/05/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/05/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
																				D	B	A	A	C	B	D	A	A	A	C	C	A	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000012303	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/13/2023	Cleared	3600	Property	Third party AVM Confidence Score is less than 90%	Third party AVM Confidence Score of XXX is less than XXX%.Please provide a Third Party Valuation product to confirm the value of the subject property is supported.	Change status of 'Third party AVM Confidence Score is less than XXX%' from Active to Open Rebuttal.; CDA received; updating loan accordingly.	06/14/2023	Additional third party valuation requested to support value. XXX received confirming value of the subject property is supported. Exception cleared.	06/14/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
																				D	B	D	A	C	B	D	A	A	A	C	C	A	A	D	C	D	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000013217	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/06/2023	Cleared	-96468	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXXX" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(X)(i) no later than three business days before consummation.; The initial CD dated XX/XX/XXXX is missing from the loan file.	Change status of 'Initial Closing Disclosure Delivery Date Test' from Active to Open Rebuttal.; XX/XX/XXXX - ICD provided; The initial CD dated XX/XX/XXXX is missing from the loan file.	06/13/2023	This loan passed the initial closing disclosure delivery date test.( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.	06/13/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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4000013217	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/06/2023	Cleared	-96365	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XXX% test. (XX CFR §XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(X)(vi).; TILA XXX cure required. Cure in the amount of $XXX required for addition of Title - Closing Protection Letter fee added to Final CD issued XX/XX/XXXX. Fee exceeds the aggregate of third party fees plus XXX%. Fee was payable to entity listed on Servicer Provider List. Cure requirements include PCCD, LOE, copy of refund check, and proof of mailing.	Change status of 'Charges That In Total Cannot Increase More Than XXX% Test' from Active to Open Rebuttal.;
XX/XX/XXXX Fees in section C - Title fee disclosed on on LE; TILA XXXb cure required. Cure in the amount of $XXX required for addition of Title - Closing Protection Letter fee added to Final CD issued XX/XX/XXXX. Fee exceeds the aggregate of third party fees plus XXX%. Fee was payable to entity listed on Servicer Provider List. Cure requirements include PCCD, LOE, copy of refund check, and proof of mailing.	06/13/2023	This loan passed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX) do not exceed the comparable charges ($XXX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).	06/13/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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4000013217	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/07/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/07/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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4000013217	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/07/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/07/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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4000012958	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/08/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraial requirements	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	06/12/2023	06/12/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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4000012958	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/09/2023	Acknowledged	3467	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. Borrower has XXX open tradeline vs XXX are required by guidelines.	Change status of 'Minimum Trade Line Requirement Not Met' from Active to Acknowledged by Client.;
The lender approved the exception for not meeting the minimum number and/or age of tradelines, citing the XXX FICO, XXX% DTI and residual income of $XXX/mo as the compensating factors.	06/09/2023	06/09/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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4000012958	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/09/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/09/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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4000011846	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/08/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/08/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
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4000011846	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/09/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/09/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
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4000011846	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/09/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/09/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
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4000012643	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/08/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirements	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
Per attestation dated XX/XX/XXXX, investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Cleared to Cured Post Close.;
Per Attestation dated XX/XX/XXXX Investor Guidelines permit HPML loans. Condition is cleared. Final Exception grade is an A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XX/XX/XXXX, investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XX/XX/XXXX, investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A	06/15/2023	06/15/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
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4000012643	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/09/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/09/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
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4000012187	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/08/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/08/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
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4000012187	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/09/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/09/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
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4000012187	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/09/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/09/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012559	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/08/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirement	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	06/12/2023	06/12/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012559	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/12/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/12/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	D	A	A	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012559	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/08/2023	Cleared	3158	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX and XXX Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; Invalid	Change status of 'Third Party Valuation Product Not Provided' from Cleared to Revoked.; Invalid ; Invalid	06/12/2023	Third Party Valuation Product Provided.; Third Party Valuation Product Provided.	06/16/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	D	A	D	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012559	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/08/2023	Cleared	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Change status of 'Third Party Valuation Product not Provided' from Cleared to Revoked.; Revoked	06/12/2023	Third Party Valuation Product Provided; Third Party Valuation Product Provided	06/16/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	D	A	D	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012842	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/08/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/08/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012842	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/09/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/09/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012842	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/09/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/09/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012734	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/12/2023	Acknowledged	3466	Property	Appraisal guideline violation	Appraisal guideline violation: Per guidelines, minimum square footage is XXX. Subject property is XXX square feet.	Change status of 'Appraisal guideline violation' from Active to Open Rebuttal.;
Per XXX - Per guidelines, minimum square footage is XXX.  Subject property is XXX square feet.  Rationale - Exception granted to allow an SFR that is XXX sq ft (XXX minimum required). The subject has comps provided that are similar to the subject and braket the subject's square footage.  Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX% (Housing) // XXX% (Total); Payment decreasing by XXX; Reserves of XXX months; Residual Income of $XXX. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Appraisal guideline violation' from Open Rebuttal to Acknowledged by Client.;
Per XXX - Per guidelines, minimum square footage is XXX. Subject property is XXX square feet. Rationale - Exception granted to allow an SFR that is XXX sq ft (XXX minimum required). The subject has comps provided that are similar to the subject and braket the subject's square footage. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX% (Housing) // XXX% (Total); Payment decreasing by XXX; Reserves of XXX months; Residual Income of $XXX. Lender provided exception for the loan not meeting the guideline requirements.	06/12/2023	06/12/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
																				C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
4000012734	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/09/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/09/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
																				C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
4000012608	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/09/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; No Cure Required - HPML Loan with established escrows and appraisal requirement met. Downgraded.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	06/13/2023	06/13/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012608	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/12/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/12/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012608	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/12/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/12/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012575	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/12/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/12/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012575	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/12/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/12/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012575	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/12/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/12/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012495	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/12/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/12/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012495	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/13/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/13/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012495	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/13/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/13/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012783	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/14/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				06/14/2023		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012783	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/14/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				06/14/2023		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012783	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/14/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				06/14/2023		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011974	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/14/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/14/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011974	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/14/2023	Cleared	1257	Credit	Borrower Employment Verification does not meet guidelines	Employment verification is out of date. Please provide an updated VOE dated XX/XX/XXXX or after.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.; Received an updated business search dated XX/XX/XXXX. Exception cleared.	06/16/2023	The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received an updated business search dated XX/XX/XXXX. Exception cleared.	06/16/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011974	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/14/2023	Cleared	936	Property	UCDP Summary Report is Missing	The SSR indicator is Missing	Change status of 'UCDP Summary Report is Missing' from Active to Open Rebuttal.; Received UCDP report showing a CU Score of XXX. Exception cleared.	06/16/2023	The SSR indicator is Present. Received UCDP report showing a CU Score of XXX. Exception cleared.	06/16/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011974	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/14/2023	Cleared	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.; Received UCDP report showing a CU Score of XXX. Exception cleared.	06/16/2023	Third Party Valuation Product Provided. Received UCDP report showing a CU Score of XXX. Exception cleared.	06/16/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011974	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/14/2023	Cleared	3810	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; Received UCDP report showing a CU Score of XXX. Exception cleared.	06/16/2023	Third Party Valuation Product Provided. Received UCDP report showing a CU Score of XXX. Exception cleared.	06/16/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011445	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/25/2023	Cleared	2110	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of XXX.; The borrower income is not an accurate reflection of the documents provided. The lender qualified the borrower using XXX% of the business income of which he owns only XXX%.	Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received an LOX with screenshots of the guidelines. Lender approved the income as personal bank statements. Per the guidelines, personal bank statements are qualified using XXX% ownership. CPA letter states XXX% expense factor which was calculated in. Guidelines allow these with sufficient documentation that was originally provided. ; The borrower income is not an accurate reflection of the documents provided. The lender qualified the borrower using XXX% of the business income of which he owns only XXX%.	06/22/2023	Documentation provided to support Qualifying DTI below XXX. Received an LOX with screenshots of the guidelines. Lender approved the income as personal bank statements. Per the guidelines, personal bank statements are qualified using XXX% ownership. CPA letter states XXX% expense factor which was calculated in. Guidelines allow these with sufficient documentation that was originally provided.	06/22/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011445	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/24/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/24/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011445	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/25/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	05/25/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011445	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/25/2023	Cleared	1261	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval: Lender qualified borrower using XXX% of the business income of which he owns only XXX%.	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.;
Received an LOX with screenshots of the guidelines. Lender approved the income as personal bank statements. Per the guidelines, personal bank statements are qualified using XXX% ownership. CPA letter states XXX% expense factor which was calculated in. Guidelines allow these with sufficient documentation that was originally provided. Exception cleared.	06/22/2023	The borrower income verification does match approval. Received an LOX with screenshots of the guidelines. Lender approved the income as personal bank statements. Per the guidelines, personal bank statements are qualified using XXX% ownership. CPA letter states XXX% expense factor which was calculated in. Guidelines allow these with sufficient documentation that was originally provided. Exception cleared.	06/22/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012254	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/02/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML Loan with established escrows and appraisal requirements have been met.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
Per attestation dated XX/XX/XXXX, investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XX/XX/XXXX, investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A	06/08/2023	06/08/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012254	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/07/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/07/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012254	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/07/2023	Cleared	1257	Credit	Borrower Employment Verification does not meet guidelines	The file is missing a CPA letter. Guidelines require a CPA letter confirming percentage of ownership.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
Received LOX - CPA letters required if expense ratio of less than XXX% used. Reviewed guidelines and confirmed. A verification of business existence is available. Exception cleared.	06/22/2023	The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received LOX - CPA letters required if expense ratio of less than XXX% used. Reviewed guidelines and confirmed. A verification of business existence is available. Exception cleared.	06/22/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012750	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/08/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/08/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012750	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/08/2023	Cleared	936	Property	UCDP Summary Report is Missing	The SSR indicator is Missing	Change status of 'UCDP Summary Report is Missing' from Active to Open Rebuttal.; UCDP documentation provided showing a CU Score of XXX. Exception cleared.	06/20/2023	The SSR indicator is Present	06/20/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012750	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/08/2023	Cleared	3810	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; UCDP documentation provided showing a CU Score of XXX. Exception cleared.	06/20/2023	Third Party Valuation Product Provided. UCDP documentation provided showing a CU Score of XXX. Exception cleared.	06/20/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011708	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/09/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/09/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000011708	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/08/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirement	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
Per attestation dated XX/XX/XXXX, investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XX/XX/XXXX, investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A	06/26/2023	06/26/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000011708	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/09/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/09/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000011708	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/08/2023	Cured Post Close	-96366	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX. Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; TILA XXXb cure required. Cure of $XXX required for addition of Discount Points to Initial CD issued XX/XX/XXXX. COC provided of added points is insufficient reason for addition of fees. Please provide cure or valid COC. Cure requires PCCD, LOE, copy of refund check and proof of mailing.	Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.;
XX/XX/XXXX - Cure package provided; Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Cured Post Close.;
Cured Post Close with PCCD discovery date of XX/XX/XXXX, therefore within XXX days of discovery. TILA XXX cure.	06/26/2023	This loan passed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; TILA XXXb cure required. Cure of $XXX required for addition of Discount Points to Initial CD issued XX/XX/XXXX. COC provided of added points is insufficient reason for addition of fees. Please provide cure or valid COC. Cure requires PCCD, LOE, copy of refund check and proof of mailing.	06/12/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000012671	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/12/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/12/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012671	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/09/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/09/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012671	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/09/2023	Cleared	3810	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and XXX Collateral Rep and Warrant Relief not provided.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; Received UCDP documents showing a CU Score of XXX. Exception cleared.	06/20/2023	Third Party Valuation Product Provided. Received UCDP documents showing a CU Score of XXX. Exception cleared.	06/20/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012135	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/12/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	06/15/2023	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.	06/15/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012135	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/12/2023	Cleared	1953	Credit	Percentage of Downpayment from Borrower Own Funds is Zero	The borrower received a gift and did not have sufficient funds to meet the minimum contribution of XXX% of the purchase price and the XXX month reserve requirement as required per guides. Please provide verification the borrower has sufficient personal funds or an approved exception. ; The borrower did not make the required XXX% minimum contribution to closing from own funds. Borrower received gift funds prior to closing to cover the Cash to Close requirement.	Change status of 'Percentage of Downpayment from Borrower Own Funds is Zero' from Active to Open Rebuttal.;
The percentage of downpayment from borrower own funds is XXX. Received LOX and re-reviewed the asset documents. Borrower owns XXX% of the business account and their savings account has $XXX in funds prior to the gift. Calculated; borrower has at least XXX% of the required downpayment. ; The borrower did not make the required XXX% minimum contribution to closing from own funds. Borrower received gift funds prior to closing to cover the Cash to Close requirement.	06/26/2023	The percentage of downpayment from borrower own funds is XXX. The percentage of downpayment from borrower own funds is XXX. Received LOX and re-reviewed the asset documents. Borrower owns XXX% of the business account and their savings account has $XXX in funds prior to the gift. Calculated; borrower has at least XXX% of the required downpayment.	06/26/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	B	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012135	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/14/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/14/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012135	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/14/2023	Cleared	1261	Credit	Borrower Income Verification does not match Approval	The monthly bank statement income reflects the income is declining. The average from XX/XX/XXXX is $XXX/month reflects $XXX/mo. Therefore, per guides, the income may not be stable. Please provide an explanation for the decline in income as required per guides.	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.;
Received an LOX advising how the company cash flow works. The lender removed some additional deposits from these months and dropped the income down $XXXk. With this information and income drop - the DTI is still within guides. Updated the income - exception cleared.	06/26/2023	The borrower income verification does match approval. Received an LOX advising how the company cash flow works. The lender removed some additional deposits from these months and dropped the income down $XXXk. With this information and income drop - the DTI is still within guides. Updated the income - exception cleared.	06/26/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012639	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/14/2023	Cleared	1691	Compliance	Originator NMLS is Not Active	The originator NMLS status is Not Active in the state of XXX.	Change status of 'Originator NMLS is Not Active' from Active to Open Rebuttal.;
XXX is registered under Federal Registration and the originator shows Authorized to conduct business for this business. Exception cleared.	06/20/2023	The originator NMLS status is Active. XXX is registered under Federal Registration and the originator shows Authorized to conduct business for this business. Exception cleared.	06/20/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012639	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/14/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/14/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012055	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/15/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML Loan with established escrows and appraisal requirements have benn met.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	06/20/2023	06/20/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012055	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/19/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/19/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012055	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/19/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/19/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012493	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/15/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/15/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012493	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/16/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/16/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012493	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/16/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/16/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012547	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/20/2023	Cleared	1257	Credit	Borrower Employment Verification does not meet guidelines	Borrowers VOE must be within XXX days of closing. Please send an updated VOE for review.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
Verification of business existence provided with a review date of XX/XX/XXXX. Exception cleared.	06/22/2023	The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Verification of business existence provided with a review date of XX/XX/XXXX. Exception cleared.	06/22/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000012547	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/20/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/20/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000012547	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/20/2023	Acknowledged	1261	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval : Guidelines require no more than XXX XXXcharges in XXX months. Borrower has XXX.; The borrower income verification does not match approval: Guidelines require no more than XXX XXXcharges in XXX months. Borrower has XXX.	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.;
XXX in the file cites the exception and XXX grants approval. Comp factors include employed in the same line of business XXX years, lower monthly housing payment, XXX last XXX months, reserves XXX months. ; Change status of 'Borrower Income Verification does not match Approval' from Open Rebuttal to Acknowledged by Client.;
XXX in the file cites the exception and XXX grants approval. Comp factors include employed in the same line of business XXX years, lower monthly housing payment, XXX last XXX months, reserves XX months.	06/21/2023	06/21/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000012547	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/16/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/16/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000013106	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/20/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/20/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000013106	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/16/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/16/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000013106	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/20/2023	Acknowledged	3499	Credit	Unresolved derogatory credit	Borrower has unresolved derogatory credit. Borrowers collection (XXX in the amount of $XXX) was placed within the previous XXX months.; Borrower has unresolved derogatory credit. Borrowers collection was placed within the previous XXX months.	Change status of 'Unresolved derogatory credit' from Active to Open Rebuttal.;
XXX in the file cites this exception and XXX grants approval stating "Account with XXX is a fraud account - Police report in the file reflecting active investigation under way.  Applicant does not have a history of delinquent payments or collections.  Credit was frozen at the time of sub."; Change status of 'Unresolved derogatory credit' from Open Rebuttal to Acknowledged by Client.;
XXX in the file cites this exception and XXX grants approval stating "Account with XXX is a fraud account - Police report in the file reflecting active investigation under way. Applicant does not have a history of delinquent payments or collections. Credit was frozen at the time of sub."	06/21/2023	06/21/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000012304	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/16/2023	Cleared	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Change status of 'Third Party Valuation Product not Provided' from Cleared to Revoked.; Revoked	06/21/2023	Third Party Valuation Product Provided; Third Party Valuation Product Provided. UCDP documentation provided showing a CU Score of XXX. Exception cleared.	06/26/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012304	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/16/2023	Cleared	3810	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and XXX Collateral Rep and Warrant Relief not provided.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; UCDP documentation provided showing a CU Score of XXX. Exception cleared.	06/26/2023	Third Party Valuation Product Provided. UCDP documentation provided showing a CU Score of XXX. Exception cleared.	06/26/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012304	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/16/2023	Cleared	936	Property	UCDP Summary Report is Missing	The SSR indicator is Missing	Change status of 'UCDP Summary Report is Missing' from Active to Open Rebuttal.; UCDP documentation provided showing a CU Score of XXX. Exception cleared.	06/26/2023	The SSR indicator is Present. UCDP documentation provided showing a CU Score of XXX. Exception cleared.	06/26/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012304	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/19/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX or more.; HPML Loan with established escrows and appraisal requirements have been met.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A	06/21/2023	06/21/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012304	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/20/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.	The exception 'No Credit Findings' is cleared.	06/20/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000013111	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/21/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/21/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000013111	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/21/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/21/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000013111	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/19/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/19/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012712	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/21/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/21/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012712	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/19/2023	Cleared	936	Property	UCDP Summary Report is Missing	The SSR indicator is Missing	Change status of 'UCDP Summary Report is Missing' from Active to Open Rebuttal.; UCDP documentation provided showing a CU Score of XXX. Exception cleared.	06/26/2023	The SSR indicator is Present. UCDP documentation provided showing a CU Score of XXX Exception cleared.	06/26/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012712	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/19/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/19/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012712	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/19/2023	Cleared	3810	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and XXX Collateral Rep and Warrant Relief not provided.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; UCDP documentation provided showing a CU Score of XXX. Exception cleared.	06/26/2023	Third Party Valuation Product Provided. UCDP documentation provided showing a CU Score of XXX. Exception cleared.	06/26/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000013179	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/19/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/19/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000013179	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/21/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/21/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000013179	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/21/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/21/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012087	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/31/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Calculated DTI is Less than the Guideline Maximum of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012087	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/31/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Calculated DTI is Less than the Guideline Maximum of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012087	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/31/2023	Cleared	3810	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and XXX Collateral Rep and Warrant Relief not provided.			Third Party Valuation Product Provided. XXX documentation provided showing CU Score of XXX. Exception cleared.	06/08/2023	Calculated DTI is Less than the Guideline Maximum of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012279	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/02/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Calculated DTI is Less than the Guideline Maximum of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012279	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/02/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Calculated DTI is Less than the Guideline Maximum of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012279	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/02/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Calculated DTI is Less than the Guideline Maximum of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012373	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/01/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012373	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/01/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012373	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/01/2023	Cleared	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.			Change status of 'Third Party Valuation Product not Provided' from Cleared to Revoked.; Revoked	06/01/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012373	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/01/2023	Cleared	3800	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is not provided and XXX Collateral Rep & Warrant Relief is Not Eligible or Unavailable.			Third Party Valuation Product Provided. CDA received; updating loan accordingly.	06/08/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012830	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/06/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012830	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/06/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012830	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/06/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011825	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/07/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Calculated DTI is Less than the Guideline Maximum of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011825	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/07/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Calculated DTI is Less than the Guideline Maximum of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011825	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/07/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.	Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML with established escrows and appraisal requirements met.; Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XX/XX/XXXX, investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
																	Per attestation dated XX/XX/XXXX, investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A	06/08/2023	Calculated DTI is Less than the Guideline Maximum of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012067	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/07/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012067	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/07/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012067	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/07/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012105	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/01/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/01/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012105	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/01/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/01/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012105	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	06/01/2023	Cleared	2578	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Lender to provide a copy of the XXXX search to show borrower owns current residency (XXX) free and clear or supporting documentation to meeting Housing History of XXX.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
Received a copy of the XXX search for XXX showing the borrower owns the property free and clear. Exception cleared.	06/09/2023	Housing delinquency meets guidelines. Received a copy of the XXX search for XXX showing the borrower owns the property free and clear. Exception cleared.	06/09/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012345	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/02/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrows and appraisal requirements met.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
Per attestation dated XX/XX/XXXX, investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
Per attestation dated XX/XX/XXXX, investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XX/XX/XXXX, investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XX/XX/XXXX, investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A	06/06/2023	06/06/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000012345	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/02/2023	Acknowledged	1462	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX. XXX states Reserves available are XXX; no exception approval located.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Open Rebuttal.;
Received updated XXX. Actual - XXX months reserves verified.  Rationale - Specific investor only requires XXX mos for XXX mos for XXX which this loan meets.  AO guides require XXX mos for subj.  Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX% (Housing); Has owned X business for XX+ years; Residual Income of $XXX; Credit History - XXX-last XXX months. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Liquid Reserves are less than Guidelines Required' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX. Actual - XXX months reserves verified. Rationale - Specific investor only requires XXX mos for subj +XXX mos for REO which this loan meets. AO guides require XXX mos for subj. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX% (Housing); Has owned XXX business for XXX years; Residual Income of $XXX; Credit History - XXX-last XXX months. Lender provided exception for the loan not meeting the guideline requirements.	06/09/2023	06/09/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000012345	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/02/2023	Acknowledged	3436	Credit	Payment shock exceeds lender guidelines	Payment shock of XXX exceeds the lender guidelines tolerance for payment shock. Per guidelines, the max payment shock amount is XXX%. Loan payment shock amount is XXX%.	Change status of 'Payment shock exceeds lender guidelines' from Active to Open Rebuttal.;
CRSE provided - Per guidelines, the max payment shock amount is XXX%.  Loan payment shock amount is XXX%.  Rationale - Borrower averaged in last XXX months additioanl $XXX per month paid to principal. Compensating Factors : Qualifying Credit Score - XXX; DTI - XXX% (Housing Ratio) or XXX% (Total); Borrower with same Employer/Business for XXX years; Residual Income of $XXX; Credit History - XXX - last XXX months.  Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Payment shock exceeds lender guidelines' from Open Rebuttal to Acknowledged by Client.;
CRSE provided - Per guidelines, the max payment shock amount is XXX%. Loan payment shock amount is XXX%. Rationale - Borrower averaged in last XX months additioanl $XXX per month paid to principal. Compensating Factors : Qualifying Credit Score - XXX; DTI - XXX% (Housing Ratio) or XXX% (Total); Borrower with same Employer/Business for XXX years; Residual Income of $XXX; Credit History - XXX - last XXX months. Lender provided exception for the loan not meeting the guideline requirements.	06/02/2023	06/02/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000012345	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/02/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/02/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000009169	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	04/26/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and appraisal requirements met.	Change status of 'Higher-Priced Mortgage Loan' from Acknowledged by Client to Cured Post Close.;
Per attestation dated XX/XX/XXXX, investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Active to Acknowledged by Client.;
HPML allowed per guidelines; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
Per attestation dated XX/XX/XXXX, investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XX/XX/XXXX, investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XX/XX/XXXX, investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A	05/31/2023	05/31/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000009169	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	04/26/2023	Cured Post Close	-96366	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX. Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; XX/XX/XXXX - Client indicated a lender credit of $XXX was provided, however the document provided does not list any lender credits and the lender credit would need to be listed on the CD. The CD dated XX/XX/XXXX does not list any lender credits or tolerance cures. ; XXX cure required: A refund in the amount of $XXX, cure package requried: PCCD with copy of refund and proof of delivery. The XXX% tolerance failed due to the increase in Appraisal Fee $XXX on the initial CD issued XX/XX/XXXX without a valid reason. The CD issued XX/XX/XXXX reflected a reimbursement given for $XXX but was removed from the revised CD's, there was no coc for the increase in the loan file, but an invoice issued XX/XX/XXXX was located in the file; however, the borrower paid the full fee amount of $XXX on XX/XX/XXXX.	Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.;
XX/XX/XXXX - On the open trid we gave a lender credit for the $XXX which is a benefit to the borrower so there is no coc.; Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.;
XX/XX/XXXX - Cure package provided; Change status of 'Charges That Cannot Increase Test' from Cleared to Cured Post Close.;
XX/XX/XXXX - PCCD, LOE, copy of check and proof of shipment provided with XXX days of discovery XX/XX/XXXX which downgrades the exception to a B; Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Active.;
XX/XX/XXXX - Client indicated a lender credit of $XXX was provided, however the document provided does not list any lender credits and the lender credit would need to be listed on the CD. The CD dated XX/XX/XXXX does not list any lender credits or tolerance cures.	05/31/2023	This loan passed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).	05/31/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	B	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000009169	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	04/26/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/26/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000009169	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	04/26/2023	Cleared	1245	Credit	Transmittal Summary is Missing	The file is missing the transmittal summary XXX.	Change status of 'Transmittal Summary is Missing' from Active to Open Rebuttal.; Received the Transmittal Summary. Verified the calculations - exception cleared.	05/12/2023	The transmittal summary is Present. Received the Transmittal Summary. Verified the calculations - exception cleared.	05/12/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000011542	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/18/2023	Acknowledged	3605	Credit	Asset Documents are Incomplete	Bank Statements have XXX within XXX months.	Change status of 'Asset Documents are Incomplete' from Acknowledged by Client to Active.;
Bank Statements have XXX within XXX months.; Change status of 'Asset Documents are Incomplete' from Active to Open Rebuttal.;
Per XXX - Bank Statements have XXX NSFs within XXX months.  Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX% (Housing Ratio) or XXX% (Total); Borrower with same Employer/Business for XXX years; Verified Reserves are XXX; Residual Income of $XXX; Qualifying LTV is XXX.  Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Asset Documents are Incomplete' from Open Rebuttal to Acknowledged by Client.;
Per XXX - Bank Statements have XXX NSFs within XXX months. Compensating Factors : Qualifying Credit Score is XXX; (Housing Ratio) or XXX% (Total); Borrower with same Employer/Business for XXX years; Verified Reserves are XXX; Residual Income of $XXX; Qualifying LTV is XXX. Lender provided exception for the loan not meeting the guideline requirements.	05/25/2023	05/25/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	D	B	C	B	C	B	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000011542	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/17/2023	Cleared	-96461	Compliance	Revised Closing Disclosure Waiting Period Required Finding	Revised Closing Disclosure Waiting Period Required Finding ( XX CFR §XXX(f)(X)(ii) )The loan requires a new waiting period due to one of the following findings:The loan's APR has become inaccurate; orThe loan product, indicated in XXX by the Program Type drop down, has changed or the features (negative amortization, interest only, or a balloon payment) on the loan have changed; orA prepayment penalty was added.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §XXX(f)(X)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §XXX(f)(X)(ii)(A):(A)The annual percentage rate disclosed under §XXX(o)(X) becomes inaccurate, as defined in §XXX.(B)The loan product is changed, causing the information disclosed under §XXX(a)(X)(iii) to become inaccurate. XXX prepayment penalty is added, causing the statement regarding a prepayment penalty required under §XXX(b) to become inaccurate.; APR and loan amount was changed less than XXX business days prior to consummation date	Change status of 'Revised Closing Disclosure Waiting Period Required Finding' from Active to Open Rebuttal.;
XX/XX/XXXX - Documentation regarding the CD dated XX/XX/XXXX provided; APR and loan amount was changed less than XXX business days prior to consummation date	05/22/2023	Revised Closing Disclosure Waiting Period Required Finding ( XX CFR §XXXX.XX(f)(X)(ii) )The loan does not require a new waiting period due to all of the following findings:The loan's APR has not become inaccurate, andThe loan product, indicated in XXX by the Program Type drop down, has not changed and the features (negative amortization, interest only, or a balloon payment) have not changed; andA prepayment penalty was not added.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §XXXX.XX(f)(X)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §XXXX.XX(f)(X)(ii)(A):(A)The annual percentage rate disclosed under §XXXX.XX(o)(X) becomes inaccurate, as defined in §XXXX.XX.(B)The loan product is changed, causing the information disclosed under §XXXX.XX(a)(X)(iii) to become inaccurate. XXXprepayment penalty is added, causing the statement regarding a prepayment penalty required under §XXXX.XX(b) to become inaccurate.	06/02/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	D	B	C	A	C	B	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000011542	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/17/2023	Cleared	-96458	Compliance	Revised Closing Disclosure Delivery Date Test (Waiting Period Required) Test	This loan failed the revised closing disclosure delivery date test (waiting period required).( XX CFR §XXX(f)(X)(ii) )The revised closing disclosure delivery requires a new waiting period andThe revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either:"XXXX" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §XXX(f)(X)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §XXX(f)(X)(ii)(A):(A) The annual percentage rate disclosed under §XXX(o)(X) becomes inaccurate, as defined in §XXX.(B) The loan product is changed, causing the information disclosed under §XXX(a)(X)(iii) to become inaccurate.(C) A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §XXX(b) to become inaccurate.The creditor shall ensure that the consumer receives the disclosures required under §XXX(f)(X)(i) no later than three business days before consummation.	Change status of 'Revised Closing Disclosure Delivery Date Test (Waiting Period Required) Test' from Active to Revoked.;
Informational; Change status of 'Revised Closing Disclosure Delivery Date Test (Waiting Period Required) Test' from Cleared to Revoked.;
Duplicate exception	05/22/2023	This loan passed the revised closing disclosure delivery date test (waiting period required).( XX CFR §XXXX.XX(f)(X)(ii) )The revised closing disclosure delivery requires a new waiting period andThe revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either:"XXX" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §XXXX.XX(f)(X)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §XXXX.XX(f)(X)(ii)(A):(A) The annual percentage rate disclosed under §XXXX.XX(o)(X) becomes inaccurate, as defined in §XXXX.XX.(B) The loan product is changed, causing the information disclosed under §XXXX.XX(a)(X)(iii) to become inaccurate. XXX prepayment penalty is added, causing the statement regarding a prepayment penalty required under §XXXX.XX(b) to become inaccurate.The creditor shall ensure that the consumer receives the disclosures required under §XXXX.XX(f)(X)(i) no later than three business days before consummation.	06/02/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	D	B	C	A	C	B	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000011542	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/17/2023	Cleared	3158	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; CDA received; updating loan accordingly. Exception cleared.	05/26/2023	Third Party Valuation Product Provided. CDA received; updating loan accordingly. Exception cleared.	05/26/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	D	B	D	A	C	B	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000011542	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/17/2023	Cleared	-96366	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; XX/XX/XXXX - COC provided indicates "transfer taxes added for additional unanticipated documents", however no additional information is given. This reason is not sufficient enough to clear the exception and would require additional information in order to consider the reason valid; The zero tolerance violation in the amount of $XXX is due to increase in transfer taxes from the revised CD dated XX/XX/XXXX to the final CD dated XX/XX/XXXX. There was a COC issued on XX/XX/XXXX however, a revised CD reflecting the new loan amount needed to be issued within the required XXX day waiting period before consummation on XX/XX/XXXX. There is no PCCD in the loan file; Need evidence of PCCD or proof of refund check to the borrower in the amount of $XXX.	Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.;
XX/XX/XXXX - Documentation regarding the CD dated XX/XX/XXXX provided & COC provided; XX/XX/XXXX - COC provided indicates "transfer taxes added for additional unanticipated documents", however no additional information is given. This reason is not sufficient enough to clear the exception and would require additional information in order to consider the reason valid; The zero tolerance violation in the amount of $XXX is due to increase in transfer taxes from the revised CD dated XX/XX/XXXX to the final CD dated XX/XX/XXXX. There was a COC issued on XX/XX/XXXX however, a revised CD reflecting the new loan amount needed to be issued within the required XXX- day waiting period before consummation on XX/XX/XXXX. There is no PCCD in the loan file; Need evidence of PCCD or proof of refund check to the borrower in the amount of $XXX.	05/22/2023	This loan passed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).	06/02/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	D	B	C	A	C	B	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000011340	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/24/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirements	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
Per attestation dated XX/XX/XXXX, investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XX/XX/XXXX, investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A	05/31/2023	05/31/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011340	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/24/2023	Cleared	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Change status of 'Third Party Valuation Product not Provided' from Cleared to Revoked.; Revoked	05/25/2023	Third Party Valuation Product Provided; Third Party Valuation Product Provided	05/26/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011340	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/25/2023	Cleared	1258	Credit	CoBorrower Employment Verification does not meet guidelines	The file is missing a letter from the CPA regarding ownership interests. Guidelines require a CPA letter confirming percentage of ownership.	Change status of 'CoBorrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
Received LOX with a copy of the XXX SOS search. Business name is XXX - per XXX an individual member LLC - XXX% ownership. Reviewed the documentation provided and confirmed. Exception cleared.	05/30/2023	The exception 'CoBorrower Employment Verification does not meet guidelines' is cleared. Received LOX with a copy of the XXX SOS search. Business name is XXX - per XXX XXXX an individual member LLC - XXX% ownership. Reviewed the documentation provided and confirmed. Exception cleared.	05/30/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011340	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/24/2023	Cleared	3158	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; CDA received, updating loan accordingly. Exception cleared.	05/26/2023	Third Party Valuation Product Provided. CDA received, updating loan accordingly. Exception cleared.	05/26/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011340	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/24/2023	Cleared	-96468	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(X)(i) no later than three business days before consummation.; Initial CD missing from file	Change status of 'Initial Closing Disclosure Delivery Date Test' from Active to Open Rebuttal.; XX/XX/XXXX - Initial CD provided; Initial CD missing from file	05/31/2023	This loan passed the initial closing disclosure delivery date test.( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.	05/31/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011340	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/25/2023	Cleared	1257	Credit	Borrower Employment Verification does not meet guidelines	The file is missing a letter from the CPA regarding ownership interests. Guidelines require a CPA letter confirming percentage of ownership.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
Received LOX with a copy of the XXX SOS search. Business name is XXX - per XXX an individual member LLC - XXX% ownership. Reviewed the documentation provided and confirmed. Exception cleared.	05/30/2023	The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received LOX with a copy of the XXX search. Business name is XXX- per XXX an individual member XXX - XXX% ownership. Reviewed the documentation provided and confirmed. Exception cleared.	05/30/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012228	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/25/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	05/25/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012228	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/24/2023	Cleared	3557	Credit	Hazard Insurance Coverage is Not Sufficient.	Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.; The replacement cost per the appraisal is $XXX. The hazard coverage is not adequate.	Change status of 'Hazard Insurance Coverage is Not Sufficient.' from Active to Open Rebuttal.;
Received a copy of the insurance Replace Cost Estimator - updating loan accordingly. ; The replacement cost per the appraisal is $XXX. The hazard coverage is not adequate.	05/30/2023	Hazard insurance coverage is sufficient. Received a copy of the insurance Replace Cost Estimator - updating loan accordingly.	05/30/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012228	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/24/2023	Cleared	-96366	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX. Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).	This loan passed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).	05/26/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012228	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/24/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirements	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
Per attestation dated XX/XX/XXXX, investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XX/XX/XXXX, investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A	05/26/2023	05/26/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011782	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/25/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	05/25/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011782	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/25/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/25/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011782	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/24/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and appraisal requirements met.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
Per attestation dated XX/XX/XXXX, investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XX/XX/XXXX, investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A	05/26/2023	05/26/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012715	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	05/26/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				05/26/2023	Borrower has more than XXX at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012715	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	05/26/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				05/26/2023	Borrower has more than XXX at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012715	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	05/24/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				05/24/2023	Borrower has more than XXX at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012862	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/26/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/26/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000012862	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/30/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	05/30/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000012862	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/30/2023	Acknowledged	3499	Credit	Unresolved derogatory credit	Borrower has unresolved derogatory credit. Guidelines require No Collections/Charge offs/Judgments in last XXX months. Borrower has a Charge off, in the amount of $XXX, within the previous XXX months. Charge off ws paid off but not permitted within the past XXX months per guidelines.	Change status of 'Unresolved derogatory credit' from Active to Acknowledged by Client.;
This exception is cited an approved on the CRSE by XXX XXX. Comp factors include Fico XXX, Residual Income of $XXX, Borrower has been with the same business for XXX years and LTV is XXX%.	05/30/2023	05/30/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000012560	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	05/26/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/26/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012560	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	05/26/2023	Cleared	3810	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; Received FNMA UCDP documentation showing CU Score of XXX. Exception cleared.	06/02/2023	Third Party Valuation Product Provided. Received FNMA UCDP documentation showing CU Score of XXX. Exception cleared.	06/02/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012560	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	05/26/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/26/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012560	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	05/26/2023	Cleared	936	Property	UCDP Summary Report is Missing	The SSR indicator is Missing	Change status of 'UCDP Summary Report is Missing' from Active to Open Rebuttal.; Received FNMA UCDP documentation showing CU Score of XXX. Exception cleared.	06/02/2023	The SSR indicator is Present. Received FNMA UCDP documentation showing CU Score of XXX. Exception cleared.	06/02/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012054	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	05/26/2023	Cleared	936	Property	XXX Summary Report is Missing	The SSR indicator is Missing	Change status of 'UCDP Summary Report is Missing' from Active to Open Rebuttal.; Received FNMA UCDP documentation showing CU Score of XXX. Exception cleared.	06/02/2023	The SSR indicator is Present. Received FNMA UCDP documentation showing CU Score of XXX. Exception cleared.	06/02/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012054	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	05/26/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/26/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012054	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	05/26/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/26/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012054	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	05/26/2023	Cleared	3810	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; Received FNMA UCDP documentation showing CU Score of XXX. Exception cleared.	06/02/2023	Third Party Valuation Product Provided. Received FNMA UCDP documentation showing CU Score of XXX. Exception cleared.	06/02/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000012491	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/01/2023	Acknowledged	1261	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval: Missing CPA Letter. Guidelines require a CPA letter stating an ownership percentage of borrowers business.	Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.; This exception was cited and approved by XXX in an email on page XXX.	06/01/2023	06/01/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000012491	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/31/2023	Acknowledged	1462	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.;
XXX on page XXX cites this exception and is approved by XXX. Borrower has strong FICO and pays bills on time.	06/01/2023	06/01/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000012491	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/31/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
Per attestation dated XX/XX/XXXX, investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
Per attestation dated XX/XX/XXXX, investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XX/XX/XXXX, investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XX/XX/XXXX, investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A	06/02/2023	06/02/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000012491	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	06/01/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/01/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000011444	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	05/22/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/22/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011444	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	05/23/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	05/23/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011444	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	05/23/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/23/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011936	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	05/19/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/19/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011936	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	05/22/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/22/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011936	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	05/22/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	05/22/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011826	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/04/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirements	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
Per attestation dated XX/XX/XXXX, investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XX/XX/XXXX, investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A	05/04/2023	05/04/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000011826	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/05/2023	Acknowledged	3436	Credit	Payment shock exceeds lender guidelines	Payment shock of XXX exceeds the lender guidelines tolerance for payment shock. Received an XXX advising the borrower lived in public housing - see attached. The market rent would have been $XXX/mo however the borrower's contribution was $XXX with the city picking up the different. An updated loan application was received; but not signed. We need a signed loan application and a copy of the housing subsidy agreement. Updated Current Housing Expense and Payment Shock is exceeded the FTHB max of XXX%	Change status of 'Payment shock exceeds lender guidelines' from Active to Open Rebuttal.;
Received LOX confirming the borrower's portion of rent - $XXX/month.  XXX % exceeds FTHB of XXX% outlined on the guidelines.  Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX% (Housing Ratio) or XXX% (Total); Residual Income of $XXX.  Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Payment shock exceeds lender guidelines' from Open Rebuttal to Acknowledged by Client.;
Received LOX confirming the borrower's portion of rent - $XXX/month. XXX % exceeds FTHB of XXX% outlined on the guidelines. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX% (Housing Ratio) or XXX% (Total); Residual Income of $XXX. Lender provided exception for the loan not meeting the guideline requirements.	05/18/2023	05/18/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000011826	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/04/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	05/04/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000011826	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/04/2023	Cleared	2578	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Per the loan application, borrower pays $XXX per month for rent. Per cancelled checks located in the file - rent amounts were paid for XXX months in the amount of $XXX per month. Please provide sufficient documentation to support the $XXX per month rental amount. Additional conditions may apply. ; Received an LOX advising the borrower lived in public housing - see attached. The market rent would have been $XXX/mo however the borrower's contribution was $XXX with the city picking up the different. An updated loan application was received; but not signed. We need a signed loan application and a copy of the housing subsidy agreement. New conditions will also be applied.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
Received an LOX from the borrower confirming he shard rent with his friend and paid $XXX per month. Sufficient - exception cleared. ; Received an LOX advising the borrower lived in public housing - see attached. The market rent would have been $XXX/mo however the borrower's contribution was $XXX with the city picking up the different. An updated loan application was received; but not signed. We need a signed loan application and a copy of the housing subsidy agreement. New conditions will also be applied.	05/18/2023	Housing delinquency meets guidelines. Received an LOX from the borrower confirming he shard rent with his friend and paid $XXX per month. Sufficient - exception cleared.	05/18/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000011368	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/29/2023	Cleared	2571	Credit	Final Loan Application is Partial	Final Loan Application is Partial; There is conflicting information regarding the borrower's previous address that is not adequately addressed in the letter of explanation provided. It also appears that the borrower's gender has been incorrectly identified. The comparison credit report shows a previously undisclosed mortgage loan.	Change status of 'Final Loan Application is Partial' from Active to Open Rebuttal.;
															Received a corrected XXX showing the borrower's gender as male matching their identification card. Exception cleared. ; There is conflicting information regarding the borrower's previous address that is not adequately addressed in the letter of explanation provided. It also appears that the borrower's gender has been incorrectly identified. The comparison credit report shows a previously undisclosed mortgage loan.	05/16/2023	Final Loan Application is Present. Received a corrected XXX showing the borrower's gender as male matching their identification card. Exception cleared.	05/16/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011368	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/29/2023	Cleared	1257	Credit	Borrower Employment Verification does not meet guidelines	Articles of Incorporation provided do not match the name of the business that the borrower is using to obtain this financing.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
															Received LOX - The articles of incorporation provided are for the business of the gift donor. If you look at the account of the donor it is the same as the name on the AOC. Reviewed the Article and can tie the document to the borrower's brother (gift donor). Exception cleared.	04/21/2023	The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received LOX - The articles of incorporation provided are for the business of the gift donor. If you look at the account of the donor it is the same as the name on the XXX. Reviewed the Article and can tie the document to the borrower's XXX (gift donor). Exception cleared.	04/21/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has stable job time - Borrower has XXX years at job.	D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011368	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/29/2023	Cleared	456	Credit	Initial Credit Application is Partial	Initial credit application is Partial; There is conflicting information regarding the borrower's previous address that is not adequately addressed in the letter of explanation provided. It also appears that the borrower's gender has been incorrectly identified. The comparison credit report shows a previously undisclosed mortgage loan.	Change status of 'Initial Credit Application is Partial' from Active to Open Rebuttal.;
															Received a corrected XXX showing the borrower's gender as XXXX matching their identification card. Exception cleared. ; There is conflicting information regarding the borrower's previous address that is not adequately addressed in the letter of explanation provided. It also appears that the borrower's gender has been incorrectly identified. The comparison credit report shows a previously undisclosed mortgage loan.	05/16/2023	Initial credit application is Present. Received a corrected XXX showing the borrower's gender as male matching their identification card. Exception cleared.	05/16/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011368	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/29/2023	Cleared	2578	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.; The verified housing history is only XXX months when XXX are required. There is no history reported for the prior residence, and in fact the letter of explanation regarding that address brings into question whether or not the borrower actually did live there.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
															Received los - There is a mortgage statement in the file for the borrowers primary residence. This is the statement for the XX/XX/XXXX payment. It shows no past due payments this is proof the borrower is current on their mortgage and should suffice as reporting for additional months to cover the XXX month requirement. Re-reviewed the information and can confirm sufficient housing history is provided. Exception cleared. ; The verified housing history is only XXX months when XXX are required. There is no history reported for the prior residence, and in fact the letter of explanation regarding that address brings into question whether or not the borrower actually did live there.	04/21/2023	Housing delinquency meets guidelines. Received los - There is a mortgage statement in the file for the borrowers primary residence. This is the statement for the XX/XX/XXXX payment. It shows no past due payments this is proof the borrower is current on their mortgage and should suffice as reporting for additional months to cover the XXX month requirement. Re-reviewed the information and can confirm sufficient housing history is provided. Exception cleared.	04/21/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has stable job time - Borrower has XXX years at job.	D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011368	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/29/2023	Cleared	3497	Credit	Cash to Borrower Exceeds Maximum Allowable	The gift letter in file lists the donor's name as the same as the recipient/borrower. Additionally the address given is on the same street as the property being purchased. The donor's funds were not sourced or seasoned. Given the situation with the names and the addresses, addtional information is needed.	Change status of 'Cash to Borrower Exceeds Maximum Allowable' from Active to Open Rebuttal.;
															Received LOX - The donor is the brother of the borrower. If you look at the photo ID of both the donor and the borrower the birthdates are different, yet they have the same name. Reviewed the forms of identification in the file and confirm. Exception cleared.	04/21/2023	Cash to borrower does not exceed maximum allowable. Received LOX - The donor is the XXX of the borrower. If you look at the photo ID of both the donor and the borrower the birthdates are different, yet they have the same name. Reviewed the forms of identification in the file and confirm. Exception cleared.	04/21/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has stable job time - Borrower has XXX years at job.	D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011368	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/27/2023	Cleared	721	Credit	Borrower Credit Report is Missing	Missing Borrower credit report	Change status of 'Borrower Credit Report is Missing' from Active to Open Rebuttal.; Credit Report dated XX/XX/XXXX received. Updating loan accordingly.	04/21/2023	Borrower credit report received. Credit Report dated XX/XX/XXXX received. Updating loan accordingly.	04/21/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011368	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/28/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Acknowledged by Client to Open Rebuttal.;
Per attestation dated XX/XX/XXXX, investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Active to Acknowledged by Client.;
HPML with establish escrow and met appraisal requirements.  Per recent direction received on XX/XX/XXXX; client acknowledges HPML loans. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XX/XX/XXXX, investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Cured Post Close.;
															Per attestation dated XX/XX/XXXX, investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A	04/05/2023		04/05/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has stable job time - Borrower has XXX years at job.	D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011368	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/29/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				03/29/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has stable job time - Borrower has XXX years at job.	D	A	A	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000009778	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	02/15/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				02/15/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000009778	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	02/16/2023	Acknowledged	3605	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: Per guidelines, the asset accounts must be sourced and seasoned for XXX days. XXX Account #XXX was only sourced for XXX days. Please provide additional documentation to support the sourcing of another month (XX/XX/XXXX).	Change status of 'Asset Documents are Incomplete' from Active to Open Rebuttal.;
Received LOX and updated XXX - Acct #XXX is not required for reserve calculation.  Confirming - Acct. #XXX is slightly lower than the required XXX days of being sourced, but more than XXX days are sourced..  Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX% (Housing) // XXX% (Total); Housing payment decreasing; Residual Income of $XXX; Borr with employer for XXX years.  Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Asset Documents are Incomplete' from Open Rebuttal to Acknowledged by Client.;
															Received LOX and updated XXX - Acct #XXX is not required for reserve calculation. Confirming - Acct. #XXX is slightly lower than the required XXX days of being sourced. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX% (Housing) // XXX% (Total); Housing payment decreasing; Residual Income of $XXX; Borr with employer for XXX years. Lender provided exception for the loan not meeting the guideline requirements.	04/18/2023		04/18/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000009778	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	02/16/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				02/16/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000010456	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/28/2023	Cleared	1462	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves months or $XXX, are less than the Guidelines minimum required of XXX or $XXX. Per XX/XX/XXXX guidelines; Cash-Out funds cannot be used as reserves. No Asset accounts provided.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Open Rebuttal.;
															Received LOX - per guidelines, cash-out funds can be used as reserves. Reviewed the guidelines and confirmed. Updating loan accordingly.	04/18/2023	The liquid reserves of XXX months or $XXX, is greater than or equal to the Guidelines minimum required of XXX or $XXX. Received LOX - per guidelines, cash-out funds can be used as reserves. Reviewed the guidelines and confirmed. Updating loan accordingly.	04/18/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000010456	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/28/2023	Acknowledged	894	Credit	Underwriting FICO does not meet Guideline Minimum Required	Underwriting FICO of XXX is less than the minimum required guideline FICO of XXX. Per guidelines dated XX/XX/XXXX; Cash-Out Refi has a minimum FICO of XXX. Borrower's Mid-Score is XXX.	Change status of 'Underwriting FICO does not meet Guideline Minimum Required' from Active to Open Rebuttal.;
Received an updated XXX  Credit Score of XXX is below guidelines requirements of XXX. Compensating Factors : DTI XXX% (Housing Ratio) or XXX% (Total); Residual Income of $XXX; Borrower with same Employer/Business for XXX years. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting FICO does not meet Guideline Minimum Required' from Open Rebuttal to Acknowledged by Client.;
															Received an updated XXX Credit Score of XXX is below guidelines requirements of XXX. Compensating Factors : DTI - XXX% (Housing Ratio) or XXX% (Total); Residual Income of $XXX; Borrower with same Employer/Business for XXX years. Lender provided exception for the loan not meeting the guideline requirements.	04/14/2023		04/14/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000010456	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/27/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.	Change status of 'Higher-Priced Mortgage Loan' from Acknowledged by Client to Open Rebuttal.;
Per attestation dated XX/XX/XXXX, investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
Lender Acknowledged HPML Disclosure; Escrow account established, and appraisal receipt acknowledged within XXX days.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XX/XX/XXXX, investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Acknowledged by Client.;
Lender Acknowledged HPML Disclosure; Escrow account established, and appraisal receipt acknowledged within XXX days.; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Cured Post Close.;
															Per attestation dated XX/XX/XXXX, investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A	04/05/2023		04/05/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000010456	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/28/2023	Acknowledged	1261	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. XXX Transcripts have No Record.	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.;
Per XXX - Income:Documentation.  XXX month XXX program using income from XXX plus commissions received for XX/XX/XXXX.  However, the XXX transcripts are not available yet. We have XXX and XXX transcripts that support a history of receiving XXX.  Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Borrower Income Verification does not match Approval' from Open Rebuttal to Acknowledged by Client.;
															Per XXX - Income:Documentation. XXX month XXX program using income from XXX, plus commissions received for XX/XX/XXXX. However, the XXX transcripts are not available yet. We have XXX and XXX transcripts that support a history of receiving XXX. Lender provided exception for the loan not meeting the guideline requirements.	03/28/2023		03/28/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000010456	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/28/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				03/28/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000011270	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	05/08/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				05/08/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011270	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	05/08/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				05/08/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011270	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	05/08/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				05/08/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011961	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/11/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				05/11/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011961	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/11/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				05/11/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011961	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/10/2023	Cleared	3813	Compliance	Purchase Contract does not Match Final CD	The final CD does not reflect the correct sales price when compared to the Purchase Contract. Truth in Lending Act (Regulation Z) XX CFR XXX(a)(X)(vii)	Change status of 'Purchase Contract does not Match Final CD' from Active to Cleared; Contract Addendum in the file on page XXX with a sales price matching the final CD.	05/11/2023		05/11/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011573	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	04/13/2023	Cleared	-96348	Compliance	Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. ( XX CFR §XXX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; XX/XX/XXXX - Exception cleared upon document submission.	Change status of 'Lender Credits That Cannot Decrease Test' from Active to Open Rebuttal.;
															XX/XX/XXXX - Received COC dated XX/XX/XXXX and CD dated XX/XX/XXXX. ; XX/XX/XXXX- Exception cleared upon document submission.	04/19/2023	This loan passed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) exceeds or equals the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).	04/19/2023	Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011573	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	04/13/2023	Cleared	-96366	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; XX/XX/XXXX - Exception cleared upon document submission. ; Loan has issue with COC XX/XX/XXXX and Revised CD not in file. Disclosure tracking shows revised CD sent on XX/XX/XXXX, but shows no receipt from borrower. This means there is a XXX day timing issue of redisclosure of rate change and discount points increase with the loan closing on XX/XX/XXXX No cure can be provided. Please address with follow up documentation and explanation of timing issue.	Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.;
															XX/XX/XXXX - Received COC dated XX/XX/XXXX and CD dated XX/XX/XXXX. ; XX/XX/XXXX - Exception cleared upon document submission. ; Loan has issue with COC XX/XX/XXXX and Revised CD not in file. Disclosure tracking shows revised CD sent on XX/XX/XXXX, but shows no receipt from borrower. This means there is a XXX day timing issue of redisclosure of rate change and discount points increase with the loan closing on XX/XX/XXXX. No cure can be provided. Please address with follow up documentation and explanation of timing issue.	04/19/2023	This loan passed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).	04/19/2023	Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011573	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	04/14/2023	Cleared	1257	Credit	Borrower Employment Verification does not meet guidelines	Business registration with the state of XXX is present, but undated.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
															A dated business registration with the state of XXXhas been provided. Verified the information - exception cleared.	05/04/2023	The exception 'Borrower Employment Verification does not meet guidelines' is cleared. A dated business registration with the state of XXXhas been provided. Verified the information - exception cleared.	05/04/2023	Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011573	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	04/13/2023	Cleared	-96362	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (XX CFR §XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX. Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.; XX/XX/XXXX - Exception cleared upon document submission. ; Loan has issue with COC XX/XX/XXXX and Revised CD not in file. Disclosure tracking shows revised CD sent on XX/XX/XXXX, but shows no receipt from borrower. This means there is a XXX day timing issue of redisclosure of rate change and discount points increase with the loan closing on XX/XX/XXXX. No cure can be provided. Please address with follow up documentation and explanation of timing issue.	Change status of 'Reimbursement Amount Test' from Active to Open Rebuttal.;
															XX/XX/XXXX - Received COC dated XX/XX/XXXX and CD dated XX/XX/XXXX. ; XX/XX/XXXX - Exception cleared upon document submission. ; Loan has issue with COC XX/XX/XXXX and Revised CD not in file. Disclosure tracking shows revised CD sent on XX/XX/XXXX, but shows no receipt from borrower. This means there is a XXX day timing issue of redisclosure of rate change and discount points increase with the loan closing on XX/XX/XXXX. No cure can be provided. Please address with follow up documentation and explanation of timing issue.	04/19/2023	This loan passed the reimbursement amount test. (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX. Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	04/19/2023	Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011573	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	04/13/2023	Cleared	-96458	Compliance	Revised Closing Disclosure Delivery Date Test (Waiting Period Required) Test	This loan failed the revised closing disclosure delivery date test (waiting period required).( XX CFR §XXX(f)(X)(ii) )The revised closing disclosure delivery requires a new waiting period andThe revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §XXX(f)(X)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §XXX(f)(X)(ii)(A):(A) The annual percentage rate disclosed under §XXX(o)(X) becomes inaccurate, as defined in §XXX.(B) The loan product is changed, causing the information disclosed under §XXX(a)(X)(iii) to become inaccurate.(C) A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §XXX(b) to become inaccurate.The creditor shall ensure that the consumer receives the disclosures required under §XXX(f)(X)(i) no later than three business days before consummation.; XX/XX/XXXX - Exception cleared upon document submission. ; Loan has issue with COC XX/XX/XXXX and Revised CD not in file. Disclosure tracking shows revised CD sent on XX/XX/XXXX, but shows no receipt from borrower. This means there is a XXX day timing issue of redisclosure of rate change and discount points increase with the loan closing on XX/XX/XXXX. No cure can be provided. Please address with follow up documentation and explanation of timing issue.	Change status of 'Revised Closing Disclosure Delivery Date Test (Waiting Period Required) Test' from Active to Open Rebuttal.;
															XX/XX/XXXX - Received COC dated XX/XX/XXXX and CD dated XX/XX/XXXX. ; XX/XX/XXXX - Exception cleared upon document submission. ; Loan has issue with COC XX/XX/XXXX and Revised CD not in file. Disclosure tracking shows revised CD sent on XX/XX/XXXX, but shows no receipt from borrower. This means there is a XXX day timing issue of redisclosure of rate change and discount points increase with the loan closing on XX/XX/XXXX. No cure can be provided. Please address with follow up documentation and explanation of timing issue.	04/19/2023	This loan passed the revised closing disclosure delivery date test (waiting period required).( XX CFR §XXXX.XX(f)(X)(ii) )The revised closing disclosure delivery requires a new waiting period andThe revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §XXXX.XX(f)(X)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §XXXX.XX(f)(X)(ii)(A):(A) The annual percentage rate disclosed under §XXXX.XX(o)(X) becomes inaccurate, as defined in §XXXX.XX.(B) The loan product is changed, causing the information disclosed under §XXXX.XX(a)(X)(iii) to become inaccurate.(C) A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §XXXX.XX(b) to become inaccurate.The creditor shall ensure that the consumer receives the disclosures required under §XXXX.XX(f)(X)(i) no later than three business days before consummation.	04/19/2023	Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011573	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	04/19/2023	Cleared	3531	Compliance	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))	Evidence of Appraisal Delivery to the Borrower Not Provided.			Evidence of Appraisal Delivery to the Borrower Provided.	04/19/2023	Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011573	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	04/13/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with establish escrow met appraisal requirements	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML with established escrows and appraisal requirements met. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
Per attestation dated XX/XX/XXXX, investor guidelines permit HPML loans. Condition cleared. Final exception grade is an ; Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
Per attestation dated XX/XX/XXXX, investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XX/XX/XXXX, investor guidelines permit HPML loans. Condition cleared. Final exception grade is an ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XX/XX/XXXX, investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XX/XX/XXXX, investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Cured Post Close.;
															Per attestation dated XX/XX/XXXX, investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A	04/19/2023		04/19/2023	Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011573	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	04/13/2023	Cleared	-96461	Compliance	Revised Closing Disclosure Waiting Period Required Finding	Revised Closing Disclosure Waiting Period Required Finding ( XX CFR §XXX(f)(X)(ii) )The loan requires a new waiting period due to one of the following findings:The loan's APR has become inaccurate; orThe loan product, indicated in XXX by the Program Type drop down, has changed or the features (negative amortization, interest only, or a balloon payment) on the loan have changed; orA prepayment penalty was added.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §XXX(f)(X)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §XXX(f)(X)(ii)(A):(A)The annual percentage rate disclosed under §XXX(o)(X) becomes inaccurate, as defined in §XXX.(B)The loan product is changed, causing the information disclosed under §XXX(a)(X)(iii) to become inaccurate. XXX prepayment penalty is added, causing the statement regarding a prepayment penalty required under §XXX(b) to become inaccurate.; XX/XX/XXXX - Exception cleared upon document submission. ; Loan has issue with COC XX/XX/XXXX and Revised CD not in file. Disclosure tracking shows revised CD sent on XX/XX/XXXX, but shows no receipt from borrower. This means there is a XXX day timing issue of redisclosure of rate change and discount points increase with the loan closing on XX/XX/XXXX. No cure can be provided. Please address with follow up documentation and explanation of timing issue.	Change status of 'Revised Closing Disclosure Waiting Period Required Finding' from Active to Open Rebuttal.;
															XX/XX/XXXX - Received COC dated XX/XX/XXXX and CD dated XX/XX/XXXX. ; XX/XX/XXXX - Exception cleared upon document submission. ; Loan has issue with COC XX/XX/XXXX and Revised CD not in file. Disclosure tracking shows revised CD sent on XX/XX/XXXX, but shows no receipt from borrower. This means there is a XXX day timing issue of redisclosure of rate change and discount points increase with the loan closing on XX/XX/XXXX. No cure can be provided. Please address with follow up documentation and explanation of timing issue.	04/19/2023	Revised Closing Disclosure Waiting Period Required Finding ( XX CFR §XXXX.XX(f)(X)(ii) )The loan does not require a new waiting period due to all of the following findings:The loan's APR has not become inaccurate, andThe loan product, indicated in XXX by the Program Type drop down, has not changed and the features (negative amortization, interest only, or a balloon payment) have not changed; andA prepayment penalty was not added.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §XXXX.XX(f)(X)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §XXXX.XX(f)(X)(ii)(A):(A)The annual percentage rate disclosed under §XXXX.XX(o)(X) becomes inaccurate, as defined in §XXXX.XX.(B)The loan product is changed, causing the information disclosed under §XXXX.XX(a)(X)(iii) to become inaccurate.(C)A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §XXXX.XX(b) to become inaccurate.	04/19/2023	Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011573	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	04/14/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				04/14/2023	Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011174	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	04/25/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				04/25/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011174	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	04/25/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				04/25/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011174	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	04/24/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				04/24/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011434	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	04/24/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				04/24/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011434	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	04/25/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				04/25/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011434	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	04/25/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				04/25/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011727	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	04/28/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				04/28/2023	Calculated DTI is Less than the Guideline Maximum of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011727	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/01/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				05/01/2023	Calculated DTI is Less than the Guideline Maximum of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011727	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/01/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				05/01/2023	Calculated DTI is Less than the Guideline Maximum of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011342	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/01/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				05/01/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011342	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	04/28/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and appraisal requirements met.	Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
Per attestation XX/XX/XXXX, investor guidelines permit HPML loans. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Cured Post Close.;
															Exception Cleared.	05/02/2023	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.	05/02/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011342	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/01/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				05/01/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011804	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	05/02/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				05/02/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011804	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	05/04/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				05/04/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011804	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	05/04/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				05/04/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011271	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/03/2023	Cleared	-97385	Compliance	XXX Higher-Priced Mortgage Loan Finding	This loan is a higher-priced mortgage loan. (XXX)
The loan is a higher-priced mortgage loan as defined in the XXX due the following findings:
The loan is a closed-end loan with a closing date, or date creditor received application (formerly application date) if closing date is unknown, on or after the effective date of XX/XX/XXXX; andThe loan is a first lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.
For information on higher-priced mortgage loans, please see the XXX Higher-Priced Mortgage Loan Alerts below.; HPML with established escrow and met appraisal requirements.	Change status of 'XXX Higher-Priced Mortgage Loan Finding' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines, therefore, downgraded to grade A; Change status of 'XXX Higher-Priced Mortgage Loan Finding' from Cured Post Close to Cleared.;
															HPML is compliant and allowed per lender guidelines, therefore, downgraded to grade A	05/04/2023		05/04/2023	Calculated DTI is Less than the Guideline Maximum of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011271	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/03/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				05/03/2023	Calculated DTI is Less than the Guideline Maximum of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011271	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	05/03/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				05/03/2023	Calculated DTI is Less than the Guideline Maximum of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000008694	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	01/05/2023	Acknowledged	1261	Credit	Borrower Income Verification does not match Approval	Missing copy of Lease agreement to confirm term is not less than XXX months as required on page XXX of Lender guidelines XXX for refinances. Appraiser was unable to request or provide current lease information due to State of XXX Law as indicated in statement provided on XX/XX/XXXX Market Rent Analysis, therefore, copy of Lease required to confirm term.	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.;
Updated CRSE provided. Guidelines require lease terms to be at least XXX months. Lender confirmed there is not a lease in the file - utilized as vacation rental and rental perios are for less than one year. Compensating Factors : Credit History - XXX-last XXX months; Qualifying LTV is XXX.  Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Borrower Income Verification does not match Approval' from Open Rebuttal to Acknowledged by Client.;
															Updated XXX provided. Guidelines require lease terms to be at least XXX months. Lender confirmed there is not a lease in the file - utilized as vacation rental and rental perios are for less than one year. Compensating Factors : Credit History - XXX-last XXX months; Qualifying LTV is XXX. Lender provided exception for the loan not meeting the guideline requirements.	04/18/2023		04/18/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	D	B	C	B	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000008694	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	01/05/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/06/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	D	B	A	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000008694	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	01/04/2023	Cleared	3158	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible.; CDA Received; updating loan accordingly. ; CDA Received; updating loan accordingly.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; CDA Received; updating loan accordingly. ; CDA Received; updating loan accordingly.	01/19/2023	Third Party Valuation Product Provided.; CDA Received; updating loan accordingly.	01/19/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	D	B	D	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000011437	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	04/17/2023	Acknowledged	3497	Credit	Cash to Borrower Exceeds Maximum Allowable	Cash to borrower exceeds maximum allowable. Guideline maximum amount to borrower is: $XXX	Change status of 'Cash to Borrower Exceeds Maximum Allowable' from Active to Open Rebuttal.;
XXX in file.  Max cash-out amount is $XXXk per guidelines.  Actual cash-out amount is $XXX.  Compensating Factors : Verified Reserves are XXX; Credit History - XXX months; Qualifying LTV is XXX. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Cash to Borrower Exceeds Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
															XXX in file. Max cash-out amount is $XXXk per guidelines. Actual cash-out amount is $XXX. Compensating Factors : Verified Reserves are XXX; Credit History - XXX months; Qualifying LTV is XXX. Lender provided exception for the loan not meeting the guideline requirements.	04/20/2023		04/20/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000011437	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	04/14/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				04/14/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000011437	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	04/17/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				04/17/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000010284	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/24/2023	Acknowledged	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; Lender Acknowledged HPML Disclosure; Escrow account established, and appraisal receipt acknowledged within XXX days. Per recent direction received on XX/XX/XXXX; client acknowledges HPML loans. ; Lender Acknowledged HPML Disclosure; Escrow account established, and appraisal receipt acknowledged within XXX days. Per recent direction received on XX/XX/XXXX; client acknowledges HPML loans.	Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
Lender Acknowledged HPML Disclosure; Escrow account established, and appraisal receipt acknowledged within XXX days.  Per recent direction received on XX/XX/XXXX; client acknowledges HPML loans. ; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Acknowledged by Client.;
															Lender Acknowledged HPML Disclosure; Escrow account established, and appraisal receipt acknowledged within XXX days. Per recent direction received on XX/XX/XXXX; client acknowledges HPML loans.	02/27/2023		03/01/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
4000010284	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/24/2023	Acknowledged	896	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of ___.; XX/XX/XXXX bank statement matrix: XXX FICO limits theLTV/CLTV to XXX%; Received LOX to confirm XX/XX/XXXX matrices are being utilized. Confirmed. Per the XX/XX/XXXX matrix - borror with XXX FICO Score has max of XXX% LTV/CLTV. XXX FICO Score has max of XXX% LTV/CLTV. Per the borrower's initial credit report dated XX/XX/XXXX - the mid-score is XXX. Max LTV/CLTV for this score is XXX%. Exception remains.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received XXX - Received XXX- Guidelines require a DSCR of XXX or higher with an LTV of XXX%.  Lender provided exception for the loan not meeting the guideline requirements. Compensating Factors : Credit History - XXX months; LTV XXX%; Reserves; FICO XXX.  Lender provided exception for the loan not meeting the guideline requirements. Compensating Factors : Qualifying Credit Score is XXX; Credit History - XXX - last XXX months; DTI -XXX% (Housing Ratio) or XX.XX% (Total); Reserves ; Residual Income of $XXX; Borrower with same Employer/Business for XXX years. ; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
															Received XXX - Received XXX - Guidelines require a DSCR of XXX or higher with an LTV of XXX%. Lender provided exception for the loan not meeting the guideline requirements. Compensating Factors : Credit History - XXX months; LTV XXX%; Reserves; FICO XXX. Lender provided exception for the loan not meeting the guideline requirements. Compensating Factors : Qualifying Credit Score is XXX; Credit History - XXX months; DTI XXX% (Housing Ratio) or XXX% (Total); Reserves ; Residual Income of $XXX; Borrower with same Employer/Business for XXX years.	04/07/2023		04/07/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
4000010284	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/24/2023	Acknowledged	897	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX.; XX/XX/XXXX bank statement matrix: XXX FICO limits theLTV/CLTV to XXX%; Received LOX to confirm XX/XX/XXXX matrices are being utilized. Confirmed. Per the XX/XX/XXXX matrix - borror with XXX FICO Score has max of XXX% LTV/CLTV. XXX FICO Score has max of XXX% LTV/CLTV. Per the borrower's initial credit report dated XX/XX/XXXX - the mid-score is XXX. Max LTV/CLTV for this score is XXX%. Exception remains.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received XXX - Received XXX - Guidelines require a DSCR of XXX or higher with an LTV of XXX%.  Lender provided exception for the loan not meeting the guideline requirements. Compensating Factors : Credit History - XXX months; LTV XXX%; Reserves; FICO XXX.  Lender provided exception for the loan not meeting the guideline requirements. Compensating Factors : Qualifying Credit Score is XXX; Credit History - XXX -  XXX months; DTI XXX% (Housing Ratio) or XXX% (Total); Reserves ; Residual Income of $XXX; Borrower with same Employer/Business for XXX years. ; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
															Received CRSE - Received XXX - Guidelines require a DSCR of XXX or higher with an LTV of XXX%. Lender provided exception for the loan not meeting the guideline requirements. Compensating Factors : Credit History XXX months; LTV XXX%; Reserves; FICO XXX. Lender provided exception for the loan not meeting the guideline requirements. Compensating Factors : Qualifying Credit Score is XXX; Credit History - XxXX - last XXX months; DTI - XXX% (Housing Ratio) or XXX% (Total); Reserves ; Residual Income of $XXX; Borrower with same Employer/Business for XXX years.	04/07/2023		04/07/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
4000010284	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/27/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				02/27/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
4000011318	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	04/13/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				04/13/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011318	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	04/14/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				04/14/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000011318	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	04/14/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				04/14/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000010665	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/30/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.	Change status of 'Higher-Priced Mortgage Loan' from Acknowledged by Client to Open Rebuttal.;
Per attestation dated XX/XX/XXXX, investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
Lender Acknowledged HPML Disclosure; Escrow account established, and appraisal receipt acknowledged within XXX days.; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Acknowledged by Client.;
Lender Acknowledged HPML Disclosure; Escrow account established, and appraisal receipt acknowledged within XXX days.; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Cured Post Close.;
															Per attestation dated XX/XX/XXXX, investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A	04/03/2023		04/03/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV is less than Guideline CLTV of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000010665	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/30/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				03/30/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV is less than Guideline CLTV of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000010665	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/30/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				03/30/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV is less than Guideline CLTV of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000008973	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	01/03/2023	Cleared	2427	Credit	Fraud Report Shows Uncleared Alerts	Fraud report shows the following alerts that have not been cleared: Possible match found on XXX for Borrower, XXX, and Owner of Record, XXX.	Change status of 'Fraud Report Shows Uncleared Alerts' from Active to Open Rebuttal.; Received copy of XXX search showing no matches found. Exception cleared.	03/27/2023	Alerts from Fraud Report have been cleared. Received copy of XXX search showing no matches found. Exception cleared.	03/27/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	D	A	C	A	D	A	C	A	C	A	C	C	C	C	D	D	C	C	C	C	C	C	D	D	C	C	D	D	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000008973	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	01/03/2023	Cleared	651	Credit	Borrower Liabilities Verification Indicator is Partial	Missing letter of explanation from the Borrower regarding multiple wire transactions to XXX for $XXX (XXX on XX/XX/XXXX) and additional $XXX (there were XXX on XX/XX/XXXX, one of which is the XXXdeposit on the Subject). Also, missing documentation clarifying if Borrower purchased XXX simultaneously with the subject which was a contingency in the sales contract (HOI for subject issued XX/XX/XXXX shows Borrower as now residing at XXX vs. primary residence listed on XXX of XXX). Please provide documentation confirming the Borrower did not purchase additional investment properties or provide proof free and clear or mortgage payment histories to confirm max XXX as required per Lender matrix.	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.;
															Received LOX with copy of XXX report for XXX. LOX states - the closing agent confirmed only XXX wires were received/processed. XXX was purchased as a business acquisition and should not be included in the REO calculation. Reviewed the XXX and confirmed. Exception cleared.	04/04/2023	Borrower liabilities verified indicator is Present. Received LOX with copy of XXX report for XXX. LOX states - the closing agent confirmed only XXX wires were received/processed. XXX was purchased as a business acquisition and should not be included in the REO calculation. Reviewed the XXX and confirmed. Exception cleared.	04/04/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	D	A	D	A	D	A	C	A	C	A	C	C	C	C	D	D	C	C	C	C	C	C	D	D	C	C	D	D	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000008973	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	01/03/2023	Cleared	3557	Credit	Hazard Insurance Coverage is Not Sufficient.	The XXX enacted a statute effective XX/XX/XXXX that does not allow the insurance company to disclose guaranteed replacement coverage or the replacement cost estimator. However, the coverage is less than the loan amount. Loan amount is $XXX, coverage is $XXX.	Change status of 'Hazard Insurance Coverage is Not Sufficient.' from Active to Open Rebuttal.;
															Received copy of Checklist of Coverage attached to the original HOI Policy showing replacement cost estimations. Exception cleared.	03/28/2023	Hazard insurance coverage is sufficient. Received copy of Checklist of Coverage attached to the original HOI Policy showing replacement cost estimations. Exception cleared.	03/28/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	D	A	C	A	D	A	C	A	C	A	C	C	C	C	D	D	C	C	C	C	C	C	D	D	C	C	D	D	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000008973	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	01/03/2023	Cleared	2957	Property	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	FEMA declared XXX in a disaster area (XXX) on XX/XX/XXXX with an incident period starting XX/XX/XXXX and ending XX/XX/XXXX. Appraisal in file has an effective date of XX/XX/XXXX which is prior to incident end date yet no post disaster inspection report is in file.; Effective date of the appraisal was a month after the actual disaster. Per client they do not require a FEMA report to be after the disaster declared end date. Condition cleared.			Post Disaster Inspection provided	02/21/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	D	A	C	A	D	A	C	A	C	A	C	C	C	C	D	D	C	C	C	C	C	C	D	D	C	C	D	D	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000008973	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	01/03/2023	Cleared	1691	Compliance	Originator NMLS is Not Active	Per NMLS Consumer Access, the XXX in the state of XXX was only renewed through XXX yet the subject loan was originated and closed in XXX. Please provide documentation confirming XXX was renewed and active at time of origination.	Change status of 'Originator NMLS is Not Active' from Active to Open Rebuttal.; Received updated copy of NMLS search for XXX showing they are authorized to conduct business. Exception cleared.	03/27/2023	The originator NMLS status is Active. Received updated copy of NMLS search for XXX showing they are authorized to conduct business. Exception cleared.	03/27/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	D	A	C	A	D	A	C	A	C	A	C	C	C	C	D	D	C	C	C	C	C	C	D	D	C	C	D	D	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000009204	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	01/31/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/31/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000009204	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	02/02/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				02/02/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000009204	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	02/02/2023	Cleared	1257	Credit	Borrower Employment Verification does not meet guidelines	Per guidelines, a Verification of Employment is required within XXX days of closing. The latest business search was conducted on XX/XX/XXXX. Provide a verification within XXX days of closing which occurred on XX/XX/XXXX.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
															Received a copy of the business search conducted on XX/XX/XXXX which is within XXX days of closing. Exception cleared.	03/22/2023	The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received a copy of the business search conducted on XX/XX/XXXX which is within XXX days of closing. Exception cleared.	03/22/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000009419	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/31/2023	Acknowledged	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and appraisal requirements met. ; HPML loan with established escrows and appraisal requirements met. Per recent direction received on XX/XX/XXXX; client acknowledges HPML loans. ; HPML loan with established escrows and appraisal requirements met. Per recent direction received on XX/XX/XXXX; client acknowledges HPML loans.	Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
HPML loan with established escrows and appraisal requirements met. Per recent direction received on XX/XX/XXXX; client acknowledges HPML loans. ; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Acknowledged by Client.;
															HPML loan with established escrows and appraisal requirements met. Per recent direction received on XX/XX/XXXX; client acknowledges HPML loans.	02/03/2023		03/22/2023	Calculated DTI is Less than the Guideline Maximum of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000009419	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/02/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				02/02/2023	Calculated DTI is Less than the Guideline Maximum of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000009419	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/02/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				02/02/2023	Calculated DTI is Less than the Guideline Maximum of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000009419	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/31/2023	Cleared	-96366	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; XX/XX/XXXX - Exception cleared upon re-review and consideration of public holidays. ; The loan failed by XXX for the Discount points because the rate lock issued XX/XX/XXXX is not issued within XXX business days of the revised LE issued XX/XX/XXXX. Please provide pccd with loe, refund and proof of delivery to clear exceptions.	Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.;
															XX/XX/XXXX - Received client notice that offices were not open during XX/XX/XXXX - Exception cleared upon re-review and consideration of public holidays. ; The loan failed by XXX for the Discount points because the rate lock issued XX/XX/XXXX is not issued within XXX business days of the revised LE issued XX/XX/XXXX. Please provide pccd with loe, refund and proof of delivery to clear exceptions.	03/22/2023	This loan passed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).	03/22/2023	Calculated DTI is Less than the Guideline Maximum of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000009419	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/31/2023	Cleared	-96471	Compliance	Revised Loan Estimate Delivery Date and Changed Circumstances Date Test	This loan failed the revised loan estimate delivery date and changed circumstances date test. ( XX CFR §XXX(e)(X)(iv)(A) - (C), (E), (F) , and (D) as amended in XXX , and XX CFR §XXX(e)(X)(i) )The revised loan estimate delivery date is either:Later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives information sufficient to establish that a changed circumstance has occurred; orBefore the creditor receives information sufficient to establish that a changed circumstance has occurred.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXX.X(a)(X) and as it relates to §XXX(e)(X)(i) (revised loan estimate disclosure). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on XXX (XX/XX/XXXX)As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, XXX calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If a creditor uses a revised estimate for the purpose of determining good faith for the zero tolerance and XXX% tolerance categories under §XXX(e)(X)(i) and (ii), the creditor shall provide a revised version of the disclosures required under §XXX(e)(X)(i) reflecting the revised estimate either:Within three business days of receiving information sufficient to establish that one of the reasons for revision provided under §XXX(e)(X)(iv)(A) through (C), (E) and (F) applies; orNo later than three business days after the date the interest rate is locked, for revision provided under §XXX(e)(X)(iv)(D). The revised version of the disclosures required under §XXX(e)(X)(i) shall contain the revised interest rate, the points disclosed pursuant to §XXX(f)(X), lender credits, and any other interest rate dependent charges and terms.; XX/XX/XXXX - Exception cleared upon re-review and consideration of public holidays. ; the rate lock issued XX/XX/XXXX is not within XXX business days of the revised LE issued XX/XX/XXXX.	Change status of 'Revised Loan Estimate Delivery Date and Changed Circumstances Date Test' from Active to Open Rebuttal.;
															XX/XX/XXXX - Received client notice that offices were not open during XX/XX/XXXX ; XX/XX/XXXX - Exception cleared upon re-review and consideration of public holidays. ; the rate lock issued XX/XX/XXXX is not within XXX business days of the revised LE issued XX/XX/XXXX.	03/22/2023	This compliance test 'Revised Loan Estimate Delivery Date and Changed Circumstances Date Test' is no longer tested	03/22/2023	Calculated DTI is Less than the Guideline Maximum of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000009419	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/31/2023	Cleared	-96368	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.; XX/XX/XXXX - Exception cleared upon re-review and consideration of public holidays.	Change status of 'Consummation or Reimbursement Date Validation Test' from Active to Open Rebuttal.;
															XX/XX/XXXX - Received client notice that offices were not open during XX/XX/XXXX. ; XX/XX/XXXX - Exception cleared upon re-review and consideration of public holidays.	03/22/2023	This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	03/22/2023	Calculated DTI is Less than the Guideline Maximum of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000009419	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/31/2023	Cleared	-96362	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (XX CFR §XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX. Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.; XX/XX/XXXX - Exception cleared upon re-review and consideration of public holidays. ; The loan failed by XXX for the Discount points because the rate lock issued XX/XX/XXXX is not issued within XXX business days of the revised LE issued XX/XX/XXXX. Please provide pccd with loe, refund and proof of delivery to clear exceptions.	Change status of 'Reimbursement Amount Test' from Active to Open Rebuttal.;
															XX/XX/XXXX - Received client notice that offices were not open during XX/XX/XXXX. ; XX/XX/XXXX - Exception cleared upon re-review and consideration of public holidays. ; The loan failed by XXX for the Discount points because the rate lock issued XX/XX/XXXX is not issued within XXX business days of the revised LE issued XX/XX/XXXX. Please provide pccd with loe, refund and proof of delivery to clear exceptions.	03/22/2023	This loan passed the reimbursement amount test. (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX. Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	03/22/2023	Calculated DTI is Less than the Guideline Maximum of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000010229	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	03/08/2023	Cleared	3800	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is not provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; CDA Received; updating loan accordingly.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; CDA Received; updating loan accordingly. ; CDA Received; updating loan accordingly.	03/15/2023	Third Party Valuation Product Provided. CDA Received; updating loan accordingly.	03/15/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000010229	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	03/08/2023	Cleared	2335	Credit	DSCR is less than guideline minimum	Qualifying DSCR of XXX is less than guideline minimum requirement of XXX.; The minimum DSCR per guidelines is XXX.	Change status of 'DSCR is less than guideline minimum' from Active to Open Rebuttal.;
															Received LOX - DSCR on the guides show the lowest DSCR allowed is XXX. Reviewed the guidelines and confirmed. Exception cleared. ; The minimum DSCR per guidelines is XXX.	03/20/2023	Qualifying DSCR of XXX meets guideline requirement. Received LOX - DSCR on the guides show the lowest DSCR allowed is XXX. Reviewed the guidelines and confirmed. Exception cleared.	03/20/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000010229	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	03/08/2023	Cleared	897	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX% is greater than the maximum allowable guideline CLTV of XXX%.; The maximum LTV/CLTV for a cash out refinance of an investment property with a DSCR below XXX is XXX%.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
															Received LOX - Per guides if the credit score is XXX DSCR is XXX wouldn't it still be within guides max LTV/CLTV XXX%. Reviewed the guidelines and confirmed. Exception cleared. ; The maximum LTV/CLTV for a cash out refinance of an investment property with a DSCR below XXX is XXX%.	03/20/2023	Original CLTV of XXX adheres to the guideline maximum CLTV of XXX Received LOX - Per guides if the credit score is XXX DSCR is XXX wouldn't it still be within guides max LTV/CLTV XXX%. Reviewed the guidelines and confirmed. Exception cleared.	03/20/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000010229	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	03/08/2023	Cleared	896	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX% is greater than the maximum allowable guideline LTV of XXX% based on a loan amount of $XXX and value used for LTV of $XXX.; The maximum LTV/CLTV for a cash out refinance of an investment property with a DSCR below XXX is XXX%.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
															Received LOX - Per guides if the credit score is XXX DSCR is XXX wouldn't it still be within guides max LTV/CLTV XXX%. Reviewed the guidelines and confirmed. Exception cleared. ; The maximum LTV/CLTV for a cash out refinance of an investment property with a DSCR below XXX is XXX%.	03/20/2023	Original LTV of XXX adheres to the guideline maximum LTV of XXX. Received LOX - Per guides if the credit score is XXX DSCR is XXX wouldn't it still be within guides max LTV/CLTV XXX%. Reviewed the guidelines and confirmed. Exception cleared.	03/20/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000010229	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	03/08/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				03/08/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000010226	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	02/24/2023	Acknowledged	896	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXXXX and value used for LTV of XXX.

Per guidelines (dated XX/XX/XXXX); DSCR <XXX - >XXX Maximum LTV XXX%.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received CRSE - Per guidelines, loan with DSCR between XXX and XXX can only have a LTV/CLTV Max of XX%.  Actual LTV/CLTV is XX%.  Lender provided exception for the loan not meeting the guideline requirements.  ; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
															Received CRSE - Per guidelines, loan with DSCR between XXX and XXX can only have a LTV/CLTV Max of XX%. Actual LTV/CLTV is XX%. Lender provided exception for the loan not meeting the guideline requirements.	03/24/2023	Lender provided guideline exception based compensating factors: Credit score XXX, XXX months reserves, 0X30 last XXX months.	03/24/2023	Credit score XXX, XXX months reserves, 0X30 last XXX months.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000010226	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	02/24/2023	Acknowledged	897	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX. Per guidelines (dated XX/XX/XXXX); DSCR <XXX - >XXX Maximum LTV XXX%.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received CRSE - Per guidelines, loan with DSCR between XXX and XXX can only have a LTV/CLTV Max of XXX%.  Actual LTV/CLTV is XXX%.  Lender provided exception for the loan not meeting the guideline requirements.  ; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
															Received CRSE - Per guidelines, loan with DSCR between XXX and XXX can only have a LTV/CLTV Max of XXX%. Actual LTV/CLTV is XXX%. Lender provided exception for the loan not meeting the guideline requirements.	03/24/2023	Lender provided guideline exception based compensating factors: Credit score XXX, XXX months reserves, 0X30 last XXX months.	03/24/2023		C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000010226	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	02/24/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				02/24/2023	Credit score XXX, XXX months reserves, 0X30 last XXX months.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000010226	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	02/24/2023	Acknowledged	3605	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: Per guidelines, assets must be sourced and seasoned for XX days. Asset documentation only provided for Dec XXXX. Need additional documentation to meet guidelines requirements.	Change status of 'Asset Documents are Incomplete' from Active to Open Rebuttal.;
Received CRSE - Guidelines require 60 days seasoning on Assets.  asset documentation in file could not be used since the XXX were not sourced and seasoned for 60 days.   Only 30 days of seasoning were provided. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Asset Documents are Incomplete' from Open Rebuttal to Acknowledged by Client.;
															Received CRSE - Guidelines require 60 days seasoning on Assets. asset documentation in file could not be used since the assets were not sourced and seasoned for 60 days. Only 30 days of seasoning were provided. Lender provided exception for the loan not meeting the guideline requirements.	03/24/2023	Lender provided guideline exception based compensating factors: Credit score XXX, XXX months reserves, 0X30 last XXX months.	03/24/2023	Credit score XXX, XXX months reserves, 0X30 last XXX months.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000010437	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/07/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Calculated DTI is Less than the Guideline Maximum of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.	C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000010437	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/07/2023	Cleared	3557	Credit	Hazard Insurance Coverage is Not Sufficient.	The XXX enacted a statute effective XX/XX/XXXX that does not allow the insurance company to disclose guaranteed replacement coverage or the replacement cost estimator. However, the coverage of $XXX is less than the loan amount of $XXX..; Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.			Hazard Insurance Coverage is Sufficient. Received copy of lender's HOI calculation showing the required coverage amount matches the RCE calculation at $XXX. Exception cleared.	03/23/2023	Calculated DTI is Less than the Guideline Maximum of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000010437	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/07/2023	Acknowledged	-96658	Compliance	Higher-Priced Mortgage Loan	Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; No Cure Required - HPML Loan with established escrows and appraisal requirements met. Downgraded.; Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.			Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; Lender Acknowledged HPML Disclosure; Escrow account established, and appraisal receipt acknowledged within XXX days. Per recent direction received on XX/XX/XXXX; client acknowledges HPML loans.	03/08/2023	Calculated DTI is Less than the Guideline Maximum of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000011133	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/21/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Calculated DTI is Less than the Guideline Maximum of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	D	B	A	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000011133	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/21/2023	Acknowledged	-96658	Compliance	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements.; Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.			Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.	03/21/2023	Calculated DTI is Less than the Guideline Maximum of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	D	B	C	B	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000011133	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/21/2023	Cleared	870	Credit	HAZARD INSURANCE CERTIFICATE MISSING	Missing copy of hazard insurance certificate			Received copy of hazard insurance certificate. Copy of HOI policy received. Updating loan accordingly.	03/23/2023	Calculated DTI is Less than the Guideline Maximum of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	D	B	D	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000011133	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/21/2023	Cleared	-96468	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(X)(i) no later than three business days before consummation.; Documentation Required:
Initial CD missing from file.
														Per Disclosure Tracking Summary dated XX/XX/XXXX the missing Initial CD is dated XX/XX/XXXX. Please provide			This loan passed the initial closing disclosure delivery date test.( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.; This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.	03/24/2023	Calculated DTI is Less than the Guideline Maximum of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	D	B	C	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000009896	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/15/2023	Acknowledged	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirements; HPML with established escrow and met appraisal requirements. Per recent direction received on XX/XX/XXXX; client acknowledges HPML loans. ; HPML with established escrow and met appraisal requirements. Per recent direction received on XX/XX/XXXX; client acknowledges HPML loans.	Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
HPML with established escrow and met appraisal requirements. Per recent direction received on XX/XX/XXXX; client acknowledges HPML loans. ; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Acknowledged by Client.;
															HPML with established escrow and met appraisal requirements. Per recent direction received on XX/XX/XXXX; client acknowledges HPML loans.	02/17/2023		02/21/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000009896	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/22/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				02/22/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000009896	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/22/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				02/22/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000010409	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/27/2023	Acknowledged	3466	Property	Appraisal guideline violation	Appraisal guideline violation: Receipt of appraisal transfer is greater than XXX days. ; Per CRSE - Exception Type : Other-Property. Guideline: Receipt of appraisal transfer with XXX days of application. Actual : Receipt of appraisal transfer greater than XXX days. Rationale - Exception granted to proceed with appraisal as it is not expired. Compensating Factor : Qualifying Credit Score is XXX; DTI - XXX% (Housing Ratio) or XXX% (Total); Borrower with same Employer/Business for XXX years; Verified Reserves are XXX; Credit History - XXX-last XXX months; Qualifying LTV is XXX. Acknowledged by client. ; Per CRSE - Exception Type : Other-Property. Guideline: Receipt of appraisal transfer with XXX days of application. Actual : Receipt of appraisal transfer greater than XXX days. Rationale - Exception granted to proceed with appraisal as it is not expired. Compensating Factor : Qualifying Credit Score is XXX; DTI - XXX% (Housing Ratio) or XXX% (Total); Borrower with same Employer/Business for XXX years; Verified Reserves are XXX; Credit History - XXX-last XXX months; Qualifying LTV is XXX. Acknowledged by client.	Change status of 'Appraisal guideline violation' from Active to Open Rebuttal.;
Per XXX - Exception Type : Other-Property. Guideline: Receipt of appraisal transfer with XXX days of application. Actual : Receipt of appraisal transfer greater than XXX days. Rationale - Exception granted to proceed with appraisal as it is not expired.  Compensating Factor : Qualifying Credit Score is XXX; DTI - XXX% (Housing Ratio) or XXX% (Total); Borrower with same Employer/Business for XXX years; Verified Reserves are XXX; Credit History - XXX-XXX months; Qualifying LTV is XXX.  Acknowledged by client. ; Change status of 'Appraisal guideline violation' from Open Rebuttal to Acknowledged by Client.;
															Per XXX - Exception Type : Other-Property. Guideline: Receipt of appraisal transfer with XXX days of application. Actual : Receipt of appraisal transfer greater than XXX days. Rationale - Exception granted to proceed with appraisal as it is not expired. Compensating Factor : Qualifying Credit Score is XXX; DTI - XXX% (Housing Ratio) or XXX% (Total); Borrower with same Employer/Business for XXX years; Verified Reserves are XXX; Credit History - XXX-XXX months; Qualifying LTV is XXX. Acknowledged by client.	02/27/2023		02/27/2023	Calculated DTI is Less than the Guideline Maximum of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
4000010409	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/24/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				02/24/2023	Calculated DTI is Less than the Guideline Maximum of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
4000010409	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/27/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				02/27/2023	Calculated DTI is Less than the Guideline Maximum of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
4000009913	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/28/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				02/28/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000009913	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/02/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				03/02/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000009913	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/02/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				03/02/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000010187	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	03/01/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				03/01/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000010239	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	03/07/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				03/07/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000010239	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	03/07/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				03/07/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000010239	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	03/07/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				03/07/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000010239	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	03/07/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000010239	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	03/07/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000010239	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	03/07/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000009237	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	01/20/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			The exception 'No Compliance Findings' is cleared.	01/23/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000009237	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	01/20/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				01/23/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000009033	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/17/2023	Acknowledged	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrow and appraisal requirements met; HPML loan with established escrow and appraisal requirements met. Per recent direction received on XX/XX/XXXX; client acknowledges HPML loans. ; HPML loan with established escrow and appraisal requirements met. Per recent direction received on XX/XX/XXXX; client acknowledges HPML loans.	Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
HPML loan with established escrow and appraisal requirements met.  Per recent direction received on XX/XX/XXXX; client acknowledges HPML loans. ; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Acknowledged by Client.;
															HPML loan with established escrow and appraisal requirements met. Per recent direction received on XX/XX/XXXX; client acknowledges HPML loans.	01/17/2023		01/23/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000009033	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/17/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				01/23/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000009033	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/17/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				01/23/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000008984	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	12/22/2022	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				12/22/2022	Calculated DTI is Less than the Guideline Maximum of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000008984	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	12/22/2022	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				12/22/2022	Calculated DTI is Less than the Guideline Maximum of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000008984	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	12/22/2022	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				12/22/2022	Calculated DTI is Less than the Guideline Maximum of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000009325	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	12/23/2022	Acknowledged	651	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Acknowledged by Client.;
															Borrower is XXX on consumer debt, XXX is the G/L requirement. The Lender approved the exception citing XXX% LTV, XXX FICO and no other derogatory records ever.	12/23/2022		12/23/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	D	B	D	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000009325	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	12/23/2022	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				12/23/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000009325	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	12/23/2022	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				12/23/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000009548	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/21/2022	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				11/21/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000009548	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/19/2022	Cleared	1224	Compliance	Homeownership Counseling Disclosure is Missing	The homeownership disclosure is Missing; Received copy of Homeownership counseling list. Exception cleared.	Change status of 'Homeownership Counseling Disclosure is Missing' from Active to Open Rebuttal.; Received copy of Homeownership counseling list. Exception cleared.	12/06/2022	The homeownership disclosure is recieved.; Received copy of Homeownership counseling list. Exception cleared.	12/06/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000009569	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/30/2022	Acknowledged	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrow, missing proof borrower received copy of appraisal	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.; HPML compliant	12/02/2022		12/12/2022	Calculated DTI is Less than the Guideline Maximum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000009569	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/30/2022	Cleared	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; Received UCDP documentation. CU Score is XXX and R&W Relief is Not Eligible. Updating loan accordingly.	Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.; Received UCDP documentation. CU Score is XXX and R&W Relief is Not Eligible. Updating loan accordingly.	12/12/2022	Third Party Valuation Product Provided; Received UCDP documentation. CU Score is XXX and XXX Eligible. Updating loan accordingly.	12/12/2022	Calculated DTI is Less than the Guideline Maximum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000009569	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/30/2022	Cleared	3810	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.; Received UCDP documentation. CU Score is XXX and R&W Relief is Not Eligible. Updating loan accordingly.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; Received UCDP documentation. CU Score is XXX and R&W Relief is Not Eligible. Updating loan accordingly.	12/12/2022	Third Party Valuation Product Provided.; Received UCDP documentation. CU Score is XXX and XXX. Updating loan accordingly.	12/12/2022	Calculated DTI is Less than the Guideline Maximum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000009569	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/30/2022	Cleared	1224	Compliance	Homeownership Counseling Disclosure is Missing	The homeownership disclosure is Missing; The homeownership disclosure is Missing; Received copy of Homeownership Counseling disclosure with confirmation of receipt. Exception cleared.	Change status of 'Homeownership Counseling Disclosure is Missing' from Active to Open Rebuttal.; Received copy of Homeownership Counseling disclosure with confirmation of receipt. Exception cleared.	12/12/2022	The homeownership disclosure is recieved.; The homeownership disclosure is recieved.; Received copy of Homeownership Counseling disclosure with confirmation of receipt. Exception cleared.	12/12/2022	Calculated DTI is Less than the Guideline Maximum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	B	B	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000009235	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	01/16/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			The exception 'No Compliance Findings' is cleared.	01/19/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000009235	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	01/18/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			The exception 'No Credit Findings' is cleared.	01/19/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000009235	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	01/18/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			The exception 'No Property Findings' is cleared.	01/19/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000008715	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/07/2023	Cleared	3158	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; CDA Received; updating loan accordingly. ; CDA Received; updating loan accordingly.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; CDA Received; updating loan accordingly. ; CDA Received; updating loan accordingly.	01/19/2023	Third Party Valuation Product Provided.; CDA Received; updating loan accordingly.	01/19/2023	Calculated DTI is Less than the Guideline Maximum of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	C	A	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000008715	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/07/2023	Cleared	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CDA Received; updating loan accordingly. ; CDA Received; updating loan accordingly.	Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.; CDA Received; updating loan accordingly. ; CDA Received; updating loan accordingly.	01/19/2023	Third Party Valuation Product Provided; CDA Received; updating loan accordingly.	01/19/2023	Calculated DTI is Less than the Guideline Maximum of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	C	A	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000008715	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/09/2023	Cleared	-96368	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.	Change status of 'Consummation or Reimbursement Date Validation Test' from Active to Revoked.; Duplicate exception - See charges that can not increase	01/13/2023	This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	01/17/2023	Calculated DTI is Less than the Guideline Maximum of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	C	A	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000008715	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/09/2023	Cleared	-96468	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(X)(i) no later than three business days before consummation.; Per Disclosure Tracking Summary, initial CD XX/XX/XXXX missing from file; Received CDs dated XX/XX/XXXX and XX/XX/XXXX w/ corresponding COC. Updating loan accordingly.	Change status of 'Initial Closing Disclosure Delivery Date Test' from Active to Open Rebuttal.;
															Received CDs dated XX/XX/XXXX and XX/XX/XXXX w/ corresponding COC. Updating loan accordingly. ; Per Disclosure Tracking Summary, initial CD XX/XX/XXXX missing from file; Received CDs dated XX/XX/XXXX and XX/XX/XXXX w/ corresponding COC. Updating loan accordingly.	01/17/2023	This loan passed the initial closing disclosure delivery date test.( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.	01/17/2023	Calculated DTI is Less than the Guideline Maximum of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	C	A	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000008715	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/09/2023	Cleared	-96366	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; Received CDs dated XX/XX/XXXX and XX/XX/XXXX w/ corresponding COC. Updating loan accordingly. ; Zero tolerance exception of $XXX firing as Final CD in the file dated XX/XX/XXXX reflects that discount points increased at time of closing. Missing proof that the borrower recevied a copy of a CD atleast XXX days prior to closing. Or need proof that the borrower was aware of discount point increase prior to closing day	Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.;
															Received CDs dated XX/XX/XXXX and XX/XX/XXXX w/ corresponding COC. Updating loan accordingly. ; Received CDs dated XX/XX/XXXX and XX/XX/XXXX w/ corresponding COC. Updating loan accordingly. ; Zero tolerance exception of $XXX firing as Final CD in the file dated XX/XX/XXXX reflects that discount points increased at time of closing. Missing proof that the borrower recevied a copy of a CD atleast XXX days prior to closing. Or need proof that the borrower was aware of discount point increase prior to closing day	01/17/2023	This loan passed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).	01/17/2023	Calculated DTI is Less than the Guideline Maximum of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	C	A	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000008715	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/09/2023	Cleared	-96362	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (XX CFR §XXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX. Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(X)(i) or (ii), the creditor complies with §XXX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §XXX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	Change status of 'Reimbursement Amount Test' from Active to Revoked.; Duplicate exception - See charges that can not increase	01/13/2023	This loan passed the reimbursement amount test. (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	01/17/2023	Calculated DTI is Less than the Guideline Maximum of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	C	A	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000008715	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/09/2023	Cleared	3605	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: XXX is only sourced for XXX days. Per guidelines, Asset accounts must be sourced and seasoned for XXX days. ; Received bank statements for XXX covering more than the XXX day requirements. Exception cleared. ; Received bank statements for XXX covering more than the XXX day requirements. Exception cleared.	Change status of 'Asset Documents are Incomplete' from Active to Open Rebuttal.;
															Received bank statements for XXX covering more than the XXX day requirements. Exception cleared. ; Received bank statements for XXX covering more than the XXX day requirements. Exception cleared.	01/17/2023	The exception 'Asset Documents are Incomplete' is cleared.; Received bank statements for XXX covering more than the XXX day requirements. Exception cleared.	01/17/2023	Calculated DTI is Less than the Guideline Maximum of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	C	A	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000008715	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/09/2023	Acknowledged	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrow and appraisal requirements met; HPML loan with established escrow and appraisal requirements met. Per updated direction received on XX/XX/XXXX, client acknowledges HPML loans.	Change status of 'Higher-Priced Mortgage Loan' from Active to Acknowledged by Client.;
															HPML loan with established escrow and appraisal requirements met. Per updated direction received on XX/XX/XXXX, client acknowledges HPML loans.	01/09/2023		01/17/2023	Calculated DTI is Less than the Guideline Maximum of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	C	A	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000010352	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/21/2022	Acknowledged	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Acknowledged by Client.; Acknowledged per client request – XX/XX/XXXX	12/15/2022	12/15/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - The compensating factor 'Original LTV is Below the Guideline Maximum' is removed.
; Original CLTV is Below the Guideline Maximum - The compensating factor 'Original CLTV is Below the Guideline Maximum' is removed.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000010352	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/28/2022	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/28/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - The compensating factor 'Original LTV is Below the Guideline Maximum' is removed.
; Original CLTV is Below the Guideline Maximum - The compensating factor 'Original CLTV is Below the Guideline Maximum' is removed.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000010352	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/18/2022	Cleared	2578	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.; Per the guidelines for the housing history -VOR XXXX please provide a XXX month pay history. ; Received LOX - See XXX months of bank statements showing $XXX+paid each month for rent. Reviewed the bank statements for the XXX months - confirmed rental payments. Exception cleared.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
Received LOX - See XXX months of bank statements showing $XXX paid each month for rent. Reviewed the bank statements for the XXX months - confirmed rental payments. Exception cleared. ; Per the guidelines for the housing history -VOR XXX please provide a XXX month pay history.	12/09/2022	Housing delinquency meets guidelines.; Received LOX - See XXX months of bank statements showing $XXX+paid each month for rent. Reviewed the bank statements for the XXX months - confirmed rental payments. Exception cleared.	12/09/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - The compensating factor 'Original LTV is Below the Guideline Maximum' is removed.
; Original CLTV is Below the Guideline Maximum - The compensating factor 'Original CLTV is Below the Guideline Maximum' is removed.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000010352	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/28/2022	Cleared	3605	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: XXX amount does not match what is outlined on the final XXX. Amount is significantly higher than stated; therefore Reserves Exception (XXX) is not valid. Please provide documentation to support the Amount outlined on the Final XXX for the XXX. ; Received updated XXX and CRSE with LOX. LOX states, Appears the XXX made a mistake in entering the incorrect asset amount for XXX #XXX and issued an exception for reserves. The amount has been corrected - see attached updated XXX and XXX. Reviewed - confirmed. Exception cleared.	Change status of 'Asset Documents are Incomplete' from Active to Open Rebuttal.;
Received updated XXX and CRSE with LOX. LOX states, Appears the XX made a mistake in entering the incorrect asset amount for XXX and issued an exception for reserves. The amount has been corrected - see attached updated XXX and CRSE. Reviewed - confirmed. Exception cleared.	12/09/2022	The exception 'Asset Documents are Incomplete' is cleared.; Received updated XXX and XXX with LOX. LOX states, Appears the XX made a mistake in entering the incorrect asset amount for XXX and issued an exception for reserves. The amount has been corrected - see attached updated XXX and XXX. Reviewed - confirmed. Exception cleared.	12/09/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - The compensating factor 'Original LTV is Below the Guideline Maximum' is removed.
; Original CLTV is Below the Guideline Maximum - The compensating factor 'Original CLTV is Below the Guideline Maximum' is removed.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000009228	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	02/01/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	02/01/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000009228	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	02/01/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	02/01/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000009228	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	02/01/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	02/01/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
																			; Borrower has more than XXX at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A